UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2023

Date of reporting period:	September 1 , 2022 – August 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Retirement Advantage Funds

Annual report
8 | 31 | 23

Putnam Retirement Advantage Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam Retirement
Advantage
Funds

Putnam Retirement Advantage 2065 Fund	Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2060 Fund	Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2055 Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2050 Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2045 Fund	Putnam Retirement Advantage Maturity Fund

Annual report
8 | 31 | 23

Message from the Trustees

October 12, 2023

Dear Fellow Shareholder:

Stocks rose across most global markets in the 12 months ended August 31, 2023. During this time, the U.S. economy continued to expand despite worries about a potential recession. Enthusiasm over the innovation of generative artificial intelligence helped lift investor sentiment. Stock performance in non-U.S. markets generally lagged U.S. markets. Growth in the eurozone stalled in the winter of 2022–2023 amid Russia’s war against Ukraine, while China’s economy struggled given its heavily indebted property sector.

Bond market performance was mostly lackluster over the period, although some sectors posted gains. The U.S. Federal Reserve has continued to raise interest rates but at a more gradual pace compared with 2022. U.S. inflation has eased but is still above the Fed’s 2% target. Against this backdrop, investors are weighing the impact of high borrowing costs and tighter lending conditions at banks.

As active managers, your investment team continues to research attractive opportunities for your fund while monitoring risks. This report offers an update on their efforts.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Advantage Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See pages 8–26 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

* The inception date of each fund (other than the 2065 Fund) is 12/31/19. For these funds, performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the higher operating expenses for class A shares. The inception date of the 2065 Fund is 12/30/20.

This comparison shows the performance of broad market indexes for the 12 months ended 8/31/23. Index descriptions can be found on page 32.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

All MSCI indices are provided by MSCI.

2 Retirement Advantage Funds

How were market conditions during the 12-month reporting period ended August 31, 2023?

Stocks delivered solid gains in a period challenged by many macroeconomic issues. High inflation, rising interest rates, the Russian war against Ukraine, and a slowdown in global growth weighed on investor sentiment at times. With U.S. inflation reaching 40-year highs in June 2022, the Federal Reserve implemented its most rapid series of interest-rate increases since the early 1980s. Many investors feared the Fed’s aggressive tactics to control inflation would push the economy into a recession.

In late 2022, inflation began to show signs of easing. With the prospect of an end to interest-rate hikes, calendar 2023 began on a bright note with stocks posting strong gains. However, recession concerns escalated in February, and new worries emerged in March due to turmoil in the banking sector. The failures of a few U.S. regional banks combined with a Swiss-government-engineered takeover of Credit Suisse by UBS raised fears about a liquidity crisis. Quick actions by global central banks minimized systemic risk. However, distress over banks’ balance sheets added

Retirement Advantage Funds 3

to recession concerns and led to changing expectations about the future path of monetary policy. The interest-rate-sensitive information technology sector, led by artificial intelligence [AI] stocks, began a multi-month rally that lasted for much of the reporting period.

The equity rally broadened out in June and July 2023 to include smaller-cap stocks and other industry sectors. Positive earnings reports and falling inflation fueled the rally. At its annual conference in August 2023, the Fed stated that it would “proceed carefully” and continue making data-driven decisions on a meeting-to-meeting basis. As part of this process, the Fed mentioned it would try to balance the risk of doing too much and slowing growth against the risk of doing too little and increasing inflation.

For the 12-month reporting period, U.S. stocks returned 15.94%, as measured by the S&P 500 Index. International stocks fared better, returning 17.92%, as measured by the MSCI EAFE Index [ND].

For the 12-month reporting period, investment-grade bonds posted a loss, with the Bloomberg U.S. Aggregate Bond Index returning –1.19%. The yield on the 10-year U.S. Treasury note began the period at 3.26% and ended the period at 4.09%. The yield curve remained inverted over the 12 months, which in past economic cycles has been an indicator of a recession to come. [The yield curve is a graphical representation of the yields/interest rates of bonds with equal credit quality but differing maturity dates.]

How did the fund perform during the reporting period?

All the Retirement Advantage Funds delivered positive absolute returns, primarily due to global equity market strength. While funds furthest from retirement beat their respective S&P benchmarks, middle-dated funds and those closest to retirement trailed their respective S&P benchmarks.

Putnam Retirement Advantage Funds invest in one or more Putnam mutual funds [underlying funds] to create a diversified target-date portfolio. We use an important tool called a glide path to determine the funds’ allocations among asset classes and the underlying funds over time. With the glide path as a reference point, the underlying funds’ portfolio managers make tactical decisions based on their analysis of current market risks and opportunities.

Which strategies contributed to performance and which detracted during the 12 months ended August 2023?

Security selection boosted benchmark-relative performance. Our quantitative U.S. large-cap core equity, fundamental U.S. large-cap value equity, and quantitative U.S. small-cap core equity strategies augmented benchmark-relative performance.

Our asset allocation decisions weighed on benchmark-relative performance. This was primarily due to our equity positioning. The portfolios had a modest underweight exposure to equity risk during the early months of the period. This benefited the portfolios as stocks sold off due to the Fed’s aggressive monetary policy. We shifted to a further underweight position in November 2022 and maintained this exposure until the end of July 2023, when we shifted back to a modest underweight position. This underweight positioning hurt performance when stocks soared in January and June 2023 but aided performance when stocks sold off in December 2022 and in February and August of 2023.

The portfolios’ interest-rate exposure was neutral for most of the period. In February 2023, we shifted to a modest underweight position,

4 Retirement Advantage Funds

which led to a gain. In March 2023, we shifted the position back to neutral. We tactically shifted once again in June 2023 to a modest underweight position. An out-of-benchmark position to commodity risk that ranged from modestly long to long until March 2023 contributed to underperformance.

What is your near-term outlook for the markets?

We expect elevated inflation, tighter financial conditions, and recession fears will continue to weigh on market sentiment for the foreseeable future.

Our near-term outlook for equities is slightly bearish. The Fed has tightened monetary policy more than what was priced in at the beginning of 2023, and its interest-rate cuts were pushed out further than initially expected. Furthermore, the S&P 500 Index has rallied strongly due to investor excitement over artificial intelligence and economic data that lowered the risk of recession while increasing the potential for a soft landing for the U.S. economy. Given this backdrop, we believe equity positioning closer to neutral is warranted for the foreseeable future.

Our near-term outlook for interest-rate-sensitive fixed income is slightly bearish. Recent economic data has been robust enough to allow the Fed to continue its hawkish monetary policy, in our view. With core inflation still elevated, a tight job market, and other central banks around the world resuming hikes after pausing, we believe investors are underestimating the Fed’s resolve.

Our view on commodities is neutral. Many physical markets remain tight, but we believe the potential for recession and tighter financial conditions are risks to the downside. Commodity volatility has also increased significantly, in our view.

We continue to have conviction in our investment strategies and our ability to adapt the portfolio to changing market conditions.

Thank you, Brett, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by each fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Retirement Advantage Funds 5

Composition of the funds’ underlying investments

Historically, each Putnam Retirement Advantage Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of August 31, 2023. For more information, please see each fund’s prospectus.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Multi-Asset Income Fund*

The fund’s portfolio focuses on fixed income securities, including U.S. government obligations, corporate bonds, and securitized debt instruments of any credit quality. The fund’s strategic fixed income allocation is 73% (with a range of 50% to 95%), with the balance invested in equities (with a range of 5% to 50%) and other instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Short Term Investment Fund

The fund invests in a diversified portfolio of short-duration, investment-grade fixed income securities to generate income, maintain liquidity, and preserve capital. The portfolio includes U.S. Treasuries, agency mortgage-backed securities, and a variety of investment-grade corporate bonds and notes.

Each Retirement Advantage Fund has a different target date indicating when each fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

* Prior to July 12, 2022, Putnam Multi-Asset Income Fund was known as Putnam Income Strategies Portfolio.

6 Retirement Advantage Funds

Allocations by fund as of 8/31/23

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund Class P	78.1%	68.6%	46.6%	21.4%	1.4%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund Class P	21.5%	30.9%	52.9%	77.9%	96.0%	65.3%	13.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund Class P	0.0%	0.0%	0.0%	0.0%	0.6%	31.5%	82.3%	50.8%	7.1%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	31.7%	35.0%	0.0%
Putnam Multi-Asset Income
Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	12.1%	51.8%	94.0%
Putnam Short Term Investment
Fund Class G	0.5%	0.5%	0.5%	0.6%	1.9%	3.1%	4.1%	5.4%	6.1%	6.0%

Percentages are based on net assets as of 8/31/23. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

Retirement Advantage Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended August 31, 2023, the end of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R3, R4, R5, R6, and Y shares are not available to all investors.

Annualized fund performance Total return for periods ended 8/31/23

	Life of fund	1 year
2065 Fund
Class A (12/30/20)
Before sales charge	5.51%	15.57%
After sales charge	3.20	8.92
Class C (12/30/20)
Before CDSC	4.70	14.54
After CDSC	4.70	13.54
Class R (12/30/20)
Net asset value	5.09	15.06
Class R3 (12/30/20)
Net asset value	5.37	15.37
Class R4 (12/30/20)
Net asset value	5.60	15.55
Class R5 (12/30/20)
Net asset value	5.76	15.71
Class R6 (12/30/20)
Net asset value	5.83	15.83
Class Y (12/30/20)
Net asset value	5.77	15.83

8 Retirement Advantage Funds

Annualized fund performance Total return for periods ended 8/31/23 cont.

	Life of fund	3 years	1 year
2060 Fund
Class A (9/1/20)
Before sales charge	8.22%	7.89%	15.26%
After sales charge	6.49	5.78	8.63
Class C (9/1/20)
Before CDSC	7.41	7.08	14.32
After CDSC	7.41	7.08	13.32
Class R (9/1/20)
Net asset value	7.76	7.43	14.73
Class R3 (9/1/20)
Net asset value	8.04	7.70	14.99
Class R4 (9/1/20)
Net asset value	8.29	7.97	15.36
Class R5 (9/1/20)
Net asset value	8.45	8.13	15.56
Class R6 (12/31/19)
Net asset value	8.55	8.22	15.57
Class Y (9/1/20)
Net asset value	8.45	8.13	15.44

	Life of fund	3 years	1 year
2055 Fund
Class A (9/1/20)
Before sales charge	7.75%	7.42%	14.28%
After sales charge	6.03	5.32	7.70
Class C (9/1/20)
Before CDSC	6.95	6.62	13.29
After CDSC	6.95	6.62	12.29
Class R (9/1/20)
Net asset value	7.31	6.99	13.75
Class R3 (9/1/20)
Net asset value	7.59	7.26	14.04
Class R4 (9/1/20)
Net asset value	7.84	7.52	14.39
Class R5 (9/1/20)
Net asset value	7.98	7.66	14.51
Class R6 (12/31/19)
Net asset value	8.11	7.78	14.62
Class Y (9/1/20)
Net asset value	7.98	7.66	14.51

Retirement Advantage Funds 9

Annualized fund performance Total return for periods ended 8/31/23 cont.

	Life of fund	3 years	1 year
2050 Fund
Class A (9/1/20)
Before sales charge	7.16%	6.80%	12.96%
After sales charge	5.44	4.71	6.46
Class C (9/1/20)
Before CDSC	6.39	6.03	12.17
After CDSC	6.39	6.03	11.17
Class R (9/1/20)
Net asset value	6.74	6.40	12.60
Class R3 (9/1/20)
Net asset value	7.00	6.64	12.78
Class R4 (9/1/20)
Net asset value	7.25	6.91	13.17
Class R5 (9/1/20)
Net asset value	7.41	7.07	13.36
Class R6 (12/31/19)
Net asset value	7.54	7.19	13.48
Class Y (9/1/20)
Net asset value	7.42	7.07	13.37

	Life of fund	3 years	1 year
2045 Fund
Class A (9/1/20)
Before sales charge	6.59%	6.27%	12.05%
After sales charge	4.88	4.19	5.61
Class C (9/1/20)
Before CDSC	5.80	5.48	11.14
After CDSC	5.80	5.48	10.14
Class R (9/1/20)
Net asset value	6.15	5.84	11.59
Class R3 (9/1/20)
Net asset value	6.43	6.11	11.88
Class R4 (9/1/20)
Net asset value	6.65	6.35	12.05
Class R5 (9/1/20)
Net asset value	6.81	6.51	12.23
Class R6 (12/31/19)
Net asset value	6.91	6.60	12.36
Class Y (9/1/20)
Net asset value	6.82	6.51	12.35

10 Retirement Advantage Funds

Annualized fund performance Total return for periods ended 8/31/23 cont.

	Life of fund	3 years	1 year
2040 Fund
Class A (9/1/20)
Before sales charge	6.11%	5.69%	10.90%
After sales charge	4.41	3.62	4.52
Class C (9/1/20)
Before CDSC	5.34	4.93	10.12
After CDSC	5.34	4.93	9.14
Class R (9/1/20)
Net asset value	5.67	5.26	10.45
Class R3 (9/1/20)
Net asset value	5.96	5.54	10.75
Class R4 (9/1/20)
Net asset value	6.18	5.77	11.02
Class R5 (9/1/20)
Net asset value	6.34	5.93	11.21
Class R6 (12/31/19)
Net asset value	6.47	6.05	11.33
Class Y (9/1/20)
Net asset value	6.34	5.93	11.21

	Life of fund	3 years	1 year
2035 Fund
Class A (9/1/20)
Before sales charge	5.30%	4.67%	9.21%
After sales charge	3.62	2.63	2.93
Class C (9/1/20)
Before CDSC	4.56	3.94	8.45
After CDSC	4.56	3.94	7.45
Class R (9/1/20)
Net asset value	4.88	4.26	8.75
Class R3 (9/1/20)
Net asset value	5.17	4.54	9.15
Class R4 (9/1/20)
Net asset value	5.38	4.77	9.29
Class R5 (9/1/20)
Net asset value	5.55	4.94	9.50
Class R6 (12/31/19)
Net asset value	5.68	5.05	9.61
Class Y (9/1/20)
Net asset value	5.55	4.94	9.50

Retirement Advantage Funds 11

Annualized fund performance Total return for periods ended 8/31/23 cont.

	Life of fund	3 years	1 year
2030 Fund
Class A (9/1/20)
Before sales charge	3.88%	2.98%	6.36%
After sales charge	2.22	0.97	0.25
Class C (9/1/20)
Before CDSC	3.12	2.23	5.58
After CDSC	3.12	2.23	4.59
Class R (9/1/20)
Net asset value	3.47	2.59	5.92
Class R3 (9/1/20)
Net asset value	3.75	2.86	6.30
Class R4 (9/1/20)
Net asset value	3.99	3.11	6.54
Class R5 (9/1/20)
Net asset value	4.13	3.24	6.64
Class R6 (12/31/19)
Net asset value	4.25	3.36	6.86
Class Y (9/1/20)
Net asset value	4.13	3.25	6.65

	Life of fund	3 years	1 year
2025 Fund
Class A (9/1/20)
Before sales charge	1.72%	0.36%	3.89%
After sales charge	0.09	–1.60	–2.09
Class C (9/1/20)
Before CDSC	1.00	–0.33	3.17
After CDSC	1.00	–0.33	2.17
Class R (9/1/20)
Net asset value	1.32	–0.02	3.47
Class R3 (9/1/20)
Net asset value	1.58	0.23	3.73
Class R4 (9/1/20)
Net asset value	1.80	0.46	3.98
Class R5 (9/1/20)
Net asset value	1.96	0.62	4.16
Class R6 (12/31/19)
Net asset value	2.06	0.70	4.27
Class Y (9/1/20)
Net asset value	1.96	0.62	4.16

12 Retirement Advantage Funds

Annualized fund performance Total return for periods ended 8/31/23 cont.

	Life of fund	3 years	1 year
Maturity Fund
Class A (9/1/20)
Before sales charge	1.19%	–0.08%	3.83%
After sales charge	0.07	–1.43	–0.32
Class C (9/1/20)
Before CDSC	0.43	–0.84	3.06
After CDSC	0.43	–0.84	2.06
Class R (9/1/20)
Net asset value	0.76	–0.50	3.37
Class R3 (9/1/20)
Net asset value	1.02	–0.26	3.63
Class R4 (9/1/20)
Net asset value	1.25	–0.01	3.94
Class R5 (9/1/20)
Net asset value	1.40	0.14	4.14
Class R6 (12/31/19)
Net asset value	1.52	0.25	4.12
Class Y (9/1/20)
Net asset value	1.40	0.14	4.14

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charge for Retirement Advantage Maturity Fund class A shares is 4.00%. Class C share returns after CDSC (contingent deferred sales charge) reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6, and Y shares have no initial sales charge or CDSC. The inception date of each fund (other than the 2065 Fund) is 12/31/19. For these funds, performance for class A, C, R, R3, R4, R5, and Y shares prior to their inception is derived from the historical performance of class R6 shares by adjusting for the higher applicable sales charges (in the case of after-sales-charge returns) and operating expenses for such shares.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Comparative annualized index returns Total return for the periods ended 8/31/23

		Life of fund
	Life of fund	(since 12/30/20)*	3 years	1 year
S&P Target Date To 2065+ Index	—	4.55%	—	12.76%
S&P Target Date To 2060 Index	6.89%	—	7.72%	13.44
S&P Target Date To 2055 Index	6.65	—	7.63	13.27
S&P Target Date To 2050 Index	6.66	—	7.49	13.20
S&P Target Date To 2045 Index	6.30	—	7.12	12.66
S&P Target Date To 2040 Index	5.83	—	6.36	11.36
S&P Target Date To 2035 Index	5.27	—	5.35	9.90
S&P Target Date To 2030 Index	4.43	—	4.16	8.24
S&P Target Date To 2025 Index	3.53	—	2.90	6.59
S&P Target Date To Retirement Income Index	2.17	—	1.00	4.73

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The inception date of Putnam Retirement Advantage 2065 Fund.

Retirement Advantage Funds 13

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $11,306, $11,417, $11,499, $11,568, $11,613, $11,636, and $11,616, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $12,996, $13,153, $13,278, $13,389, $13,464, $13,511, and $13,465, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

14 Retirement Advantage Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $12,793, $12,953, $13,079, $13,187, $13,252, $13,310, and $13,252, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $12,548, $12,704, $12,816, $12,925, $12,998, $13,054, and $12,999, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Retirement Advantage Funds 15

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $12,297, $12,445, $12,567, $12,664, $12,734, $12,778, and $12,736, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $12,103, $12,242, $12,364, $12,458, $12,529, $12,583, and $12,529, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

16 Retirement Advantage Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $11,777, $11,910, $12,028, $12,120, $12,190, $12,244, and $12,192, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $11,194, $11,333, $11,446, $11,542, $11,598, $11,650, and $11,599, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Retirement Advantage Funds 17

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $10,373, $10,491, $10,592, $10,675, $10,737, $10,774, and $10,737, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $10,158, $10,281, $10,378, $10,467, $10,524, $10,569, and $10,524, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

18 Retirement Advantage Funds

Fund price and distribution information For the year ended 8/31/23

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/22	8/31/23
2065 Fund

Class A	1	$0.024	$0.436	—	$0.460	Before sales charge	$9.43	$10.36
						After sales charge	10.01	10.99
Class C	1	—	0.436	—	0.436	Net asset value	9.40	10.26
Class R	1	—	0.436	—	0.436	Net asset value	9.42	10.33
Class R3	1	0.001	0.436	—	0.437	Net asset value	9.44	10.38
Class R4	1	0.035	0.436	—	0.471	Net asset value	9.46	10.38
Class R5	1	0.040	0.436	—	0.476	Net asset value	9.47	10.40
Class R6	1	0.050	0.436	—	0.486	Net asset value	9.47	10.40
Class Y	1	0.040	0.436	—	0.476	Net asset value	9.46	10.40
2060 Fund

Class A	1	$0.027	$0.553	—	$0.580	Before sales charge	$9.48	$10.25
						After sales charge	10.06	10.88
Class C	1	—	0.553	—	0.553	Net asset value	9.44	10.15
Class R	1	—	0.553	—	0.553	Net asset value	9.46	10.21
Class R3	1	0.006	0.553	—	0.559	Net asset value	9.48	10.25
Class R4	1	0.036	0.553	—	0.589	Net asset value	9.49	10.26
Class R5	1	0.045	0.553	—	0.598	Net asset value	9.50	10.28
Class R6	1	0.055	0.553	—	0.608	Net asset value	9.51	10.28
Class Y	1	0.045	0.553	—	0.598	Net asset value	9.51	10.28
2055 Fund

Class A	1	$0.055	$0.767	—	$0.822	Before sales charge	$9.66	$10.09
						After sales charge	10.25	10.71
Class C	1	—	0.767	—	0.767	Net asset value	9.63	10.03
Class R	1	0.003	0.767	—	0.770	Net asset value	9.65	10.09
Class R3	1	0.028	0.767	—	0.795	Net asset value	9.67	10.11
Class R4	1	0.058	0.767	—	0.825	Net asset value	9.68	10.12
Class R5	1	0.068	0.767	—	0.835	Net asset value	9.69	10.13
Class R6	1	0.078	0.767	—	0.845	Net asset value	9.70	10.14
Class Y	1	0.068	0.767	—	0.835	Net asset value	9.69	10.13
2050 Fund

Class A	1	$0.074	$0.869	—	$0.943	Before sales charge	$9.54	$9.70
						After sales charge	10.12	10.29
Class C	1	—	0.869	—	0.869	Net asset value	9.50	9.67
Class R	1	0.018	0.869	—	0.887	Net asset value	9.52	9.71
Class R3	1	0.043	0.869	—	0.912	Net asset value	9.54	9.72
Class R4	1	0.075	0.869	—	0.944	Net asset value	9.55	9.73
Class R5	1	0.082	0.869	—	0.951	Net asset value	9.56	9.75
Class R6	1	0.092	0.869	—	0.961	Net asset value	9.57	9.76
Class Y	1	0.083	0.869	—	0.952	Net asset value	9.56	9.75

Retirement Advantage Funds 19

Fund price and distribution information For the year ended 8/31/23 cont.

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/22	8/31/23
2045 Fund

Class A	1	$0.105	$0.919	—	$1.024	Before sales charge	$9.68	$9.69
						After sales charge	10.27	10.28
Class C	1	0.028	0.919	—	0.947	Net asset value	9.65	9.66
Class R	1	0.058	0.919	—	0.977	Net asset value	9.67	9.69
Class R3	1	0.083	0.919	—	1.002	Net asset value	9.69	9.71
Class R4	1	0.116	0.919	—	1.035	Net asset value	9.71	9.71
Class R5	1	0.123	0.919	—	1.042	Net asset value	9.72	9.73
Class R6	1	0.134	0.919	—	1.053	Net asset value	9.72	9.73
Class Y	1	0.123	0.919	—	1.042	Net asset value	9.71	9.73
2040 Fund

Class A	1	$0.104	$0.971	—	$1.075	Before sales charge	$9.66	$9.51
						After sales charge	10.25	10.09
Class C	1	0.029	0.971	—	1.000	Net asset value	9.62	9.48
Class R	1	0.057	0.971	—	1.028	Net asset value	9.64	9.50
Class R3	1	0.082	0.971	—	1.053	Net asset value	9.66	9.52
Class R4	1	0.114	0.971	—	1.085	Net asset value	9.67	9.52
Class R5	1	0.122	0.971	—	1.093	Net asset value	9.68	9.54
Class R6	1	0.132	0.971	—	1.103	Net asset value	9.69	9.55
Class Y	1	0.122	0.971	—	1.093	Net asset value	9.68	9.54
2035 Fund

Class A	1	$0.038	$0.693	—	$0.731	Before sales charge	$9.54	$9.61
						After sales charge	10.12	10.20
Class C	1	—	0.693	—	0.693	Net asset value	9.51	9.55
Class R	1	—	0.693	—	0.693	Net asset value	9.53	9.60
Class R3	1	0.016	0.693	—	0.709	Net asset value	9.54	9.63
Class R4	1	0.047	0.693	—	0.740	Net asset value	9.56	9.63
Class R5	1	0.055	0.693	—	0.748	Net asset value	9.57	9.65
Class R6	1	0.065	0.693	—	0.758	Net asset value	9.58	9.66
Class Y	1	0.055	0.693	—	0.748	Net asset value	9.57	9.65
2030 Fund

Class A	1	$0.136	$0.518	—	$0.654	Before sales charge	$9.53	$9.43
						After sales charge	10.11	10.01
Class C	1	0.075	0.518	—	0.593	Net asset value	9.45	9.34
Class R	1	0.089	0.518	—	0.607	Net asset value	9.53	9.44
Class R3	1	0.113	0.518	—	0.631	Net asset value	9.54	9.46
Class R4	1	0.144	0.518	—	0.662	Net asset value	9.56	9.47
Class R5	1	0.152	0.518	—	0.670	Net asset value	9.57	9.48
Class R6	1	0.162	0.518	—	0.680	Net asset value	9.57	9.49
Class Y	1	0.153	0.518	—	0.671	Net asset value	9.57	9.48

20 Retirement Advantage Funds

Fund price and distribution information For the year ended 8/31/23 cont.

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/22	8/31/23
2025 Fund

Class A	1	$0.036	$0.139	—	$0.175	Before sales charge	$9.38	$9.56
						After sales charge	9.95	10.14
Class C	1	—	0.139	—	0.139	Net asset value	9.34	9.49
Class R	1	0.009	0.139	—	0.148	Net asset value	9.38	9.55
Class R3	1	0.032	0.139	—	0.171	Net asset value	9.40	9.57
Class R4	1	0.064	0.139	—	0.203	Net asset value	9.41	9.57
Class R5	1	0.071	0.139	—	0.210	Net asset value	9.42	9.59
Class R6	1	0.081	0.139	—	0.220	Net asset value	9.42	9.59
Class Y	1	0.071	0.139	—	0.210	Net asset value	9.42	9.59
Maturity
Fund

Class A	10	$0.140	$0.087	—	$0.227	Before sales charge	$9.50	$9.63
						After sales charge	9.90	10.03
Class C	7	0.094	0.087	—	0.181	Net asset value	9.37	9.47
Class R	7	0.115	0.087	—	0.202	Net asset value	9.43	9.54
Class R3	8	0.130	0.087	—	0.217	Net asset value	9.47	9.59
Class R4	10	0.150	0.087	—	0.237	Net asset value	9.51	9.64
Class R5	10	0.160	0.087	—	0.247	Net asset value	9.53	9.67
Class R6	10	0.169	0.087	—	0.256	Net asset value	9.56	9.69
Class Y	10	0.160	0.087	—	0.247	Net asset value	9.53	9.67

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except Retirement Advantage Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Retirement Advantage Funds 21

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/23

	Life of fund	1 year
2065 Fund
Class A (12/30/20)
Before sales charge	3.77%	21.30%
After sales charge	1.56	14.33
Class C (12/30/20)
Before CDSC	2.98	20.35
After CDSC	2.98	19.35
Class R (12/30/20)
Net asset value	3.36	20.76
Class R3 (12/30/20)
Net asset value	3.64	21.23
Class R4 (12/30/20)
Net asset value	3.90	21.51
Class R5 (12/30/20)
Net asset value	4.05	21.68
Class R6 (12/30/20)
Net asset value	4.13	21.67
Class Y (12/30/20)
Net asset value	4.02	21.56

	Life of fund	3 years	1 year
2060 Fund
Class A (9/1/20)
Before sales charge	6.86%	7.65%	20.98%
After sales charge	5.19	5.55	14.03
Class C (9/1/20)
Before CDSC	6.07	6.83	19.99
After CDSC	6.07	6.83	18.99
Class R (9/1/20)
Net asset value	6.41	7.20	20.43
Class R3 (9/1/20)
Net asset value	6.69	7.47	20.70
Class R4 (9/1/20)
Net asset value	6.92	7.74	21.08
Class R5 (9/1/20)
Net asset value	7.09	7.90	21.16
Class R6 (12/31/19)
Net asset value	7.21	8.03	21.41
Class Y (9/1/20)
Net asset value	7.09	7.90	21.16

22 Retirement Advantage Funds

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/23 cont.

	Life of fund	3 years	1 year
2055 Fund
Class A (9/1/20)
Before sales charge	6.48%	7.17%	19.77%
After sales charge	4.81	5.08	12.88
Class C (9/1/20)
Before CDSC	5.69	6.36	18.88
After CDSC	5.69	6.36	17.88
Class R (9/1/20)
Net asset value	6.05	6.74	19.36
Class R3 (9/1/20)
Net asset value	6.33	7.02	19.65
Class R4 (9/1/20)
Net asset value	6.56	7.28	19.88
Class R5 (9/1/20)
Net asset value	6.73	7.46	20.12
Class R6 (12/31/19)
Net asset value	6.83	7.54	20.24
Class Y (9/1/20)
Net asset value	6.73	7.46	20.12

	Life of fund	3 years	1 year
2050 Fund
Class A (9/1/20)
Before sales charge	6.01%	6.62%	18.42%
After sales charge	4.35	4.54	11.62
Class C (9/1/20)
Before CDSC	5.23	5.81	17.64
After CDSC	5.23	5.81	16.64
Class R (9/1/20)
Net asset value	5.58	6.19	17.95
Class R3 (9/1/20)
Net asset value	5.86	6.47	18.38
Class R4 (9/1/20)
Net asset value	6.07	6.70	18.53
Class R5 (9/1/20)
Net asset value	6.23	6.86	18.72
Class R6 (12/31/19)
Net asset value	6.36	6.98	18.84
Class Y (9/1/20)
Net asset value	6.24	6.87	18.73

Retirement Advantage Funds 23

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/23 cont.

	Life of fund	3 years	1 year
2045 Fund
Class A (9/1/20)
Before sales charge	5.49%	6.07%	17.06%
After sales charge	3.83	3.99	10.33
Class C (9/1/20)
Before CDSC	4.72	5.28	16.25
After CDSC	4.72	5.28	15.25
Class R (9/1/20)
Net asset value	5.06	5.64	16.59
Class R3 (9/1/20)
Net asset value	5.34	5.91	17.01
Class R4 (9/1/20)
Net asset value	5.58	6.19	17.29
Class R5 (9/1/20)
Net asset value	5.74	6.35	17.48
Class R6 (12/31/19)
Net asset value	5.84	6.44	17.48
Class Y (9/1/20)
Net asset value	5.74	6.35	17.48

	Life of fund	3 years	1 year
2040 Fund
Class A (9/1/20)
Before sales charge	5.10%	5.54%	15.79%
After sales charge	3.45	3.48	9.13
Class C (9/1/20)
Before CDSC	4.32	4.75	14.88
After CDSC	4.32	4.75	13.88
Class R (9/1/20)
Net asset value	4.67	5.12	15.34
Class R3 (9/1/20)
Net asset value	4.92	5.36	15.51
Class R4 (9/1/20)
Net asset value	5.16	5.62	15.78
Class R5 (9/1/20)
Net asset value	5.33	5.79	15.98
Class R6 (12/31/19)
Net asset value	5.45	5.91	16.22
Class Y (9/1/20)
Net asset value	5.33	5.79	15.98

24 Retirement Advantage Funds

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/23 cont.

	Life of fund	3 years	1 year
2035 Fund
Class A (9/1/20)
Before sales charge	4.36%	4.48%	13.52%
After sales charge	2.72	2.44	6.99
Class C (9/1/20)
Before CDSC	3.60	3.71	12.61
After CDSC	3.60	3.71	11.61
Class R (9/1/20)
Net asset value	3.95	4.07	13.05
Class R3 (9/1/20)
Net asset value	4.22	4.35	13.34
Class R4 (9/1/20)
Net asset value	4.47	4.61	13.72
Class R5 (9/1/20)
Net asset value	4.60	4.74	13.81
Class R6 (12/31/19)
Net asset value	4.72	4.86	13.93
Class Y (9/1/20)
Net asset value	4.60	4.75	13.81

	Life of fund	3 years	1 year
2030 Fund
Class A (9/1/20)
Before sales charge	3.08%	2.82%	10.13%
After sales charge	1.47	0.81	3.80
Class C (9/1/20)
Before CDSC	2.31	2.03	9.23
After CDSC	2.31	2.03	8.23
Class R (9/1/20)
Net asset value	2.66	2.39	9.67
Class R3 (9/1/20)
Net asset value	2.93	2.66	9.95
Class R4 (9/1/20)
Net asset value	3.16	2.92	10.19
Class R5 (9/1/20)
Net asset value	3.32	3.08	10.40
Class R6 (12/31/19)
Net asset value	3.42	3.17	10.51
Class Y (9/1/20)
Net asset value	3.30	3.05	10.29

Retirement Advantage Funds 25

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/23 cont.

	Life of fund	3 years	1 year
2025 Fund
Class A (9/1/20)
Before sales charge	1.05%	0.10%	6.85%
After sales charge	–0.53	–1.86	0.71
Class C (9/1/20)
Before CDSC	0.32	–0.64	6.12
After CDSC	0.32	–0.64	5.12
Class R (9/1/20)
Net asset value	0.66	–0.29	6.54
Class R3 (9/1/20)
Net asset value	0.92	–0.03	6.80
Class R4 (9/1/20)
Net asset value	1.13	0.19	7.05
Class R5 (9/1/20)
Net asset value	1.29	0.36	7.12
Class R6 (12/31/19)
Net asset value	1.38	0.44	7.23
Class Y (9/1/20)
Net asset value	1.29	0.36	7.12

	Life of fund	3 years	1 year
Maturity Fund
Class A (9/1/20)
Before sales charge	0.54%	–0.43%	6.39%
After sales charge	–0.55	–1.78	2.13
Class C (9/1/20)
Before CDSC	–0.20	–1.19	5.55
After CDSC	–0.20	–1.19	4.55
Class R (9/1/20)
Net asset value	0.14	–0.84	6.01
Class R3 (9/1/20)
Net asset value	0.40	–0.58	6.29
Class R4 (9/1/20)
Net asset value	0.64	–0.32	6.62
Class R5 (9/1/20)
Net asset value	0.78	–0.17	6.72
Class R6 (12/31/19)
Net asset value	0.90	–0.05	6.82
Class Y (9/1/20)
Net asset value	0.78	–0.17	6.72

See the discussion following the fund performance tables on page 13 for information about the calculation of fund performance.

26 Retirement Advantage Funds

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal year
ended 8/31/22*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22†	41.66%	42.41%	42.06%	41.81%	41.56%	41.41%	41.31%	41.41%
Annualized expense ratio for the
six-month period ended 8/31/23#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%
2060 Fund
Net expenses for the fiscal year
ended 8/31/22*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22†	8.55%	9.30%	8.95%	8.70%	8.45%	8.30%	8.20%	8.30%
Annualized expense ratio for the
six-month period ended 8/31/23#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%
2055 Fund
Net expenses for the fiscal year
ended 8/31/22*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22†	4.33%	5.08%	4.73%	4.48%	4.23%	4.08%	3.98%	4.08%
Annualized expense ratio for the
six-month period ended 8/31/23#	0.16%	0.91%	0.56%	0.31%	0.06%	–0.09%	–0.19%	–0.09%
2050 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	3.47%	4.22%	3.87%	3.62%	3.37%	3.22%	3.12%	3.22%
Annualized expense ratio for the
six-month period ended 8/31/23#	0.15%	0.90%	0.55%	0.30%	0.05%	–0.10%	–0.20%	–0.10%
2045 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.62%	3.37%	3.02%	2.77%	2.52%	2.37%	2.27%	2.37%
Annualized expense ratio for the
six-month period ended 8/31/23#	0.15%	0.90%	0.55%	0.30%	0.05%	–0.10%	–0.20%	–0.10%

Retirement Advantage Funds 27

Expense ratios cont.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2040 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.67%	3.42%	3.07%	2.82%	2.57%	2.42%	2.32%	2.42%
Annualized expense ratio for the
six-month period ended 8/31/23#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2035 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.18%	2.93%	2.58%	2.33%	2.08%	1.93%	1.83%	1.93%
Annualized expense ratio for the
six-month period ended 8/31/23#	0.22%	0.97%	0.62%	0.37%	0.12%	–0.03%	–0.13%	–0.03%
2030 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.15%	2.90%	2.55%	2.30%	2.05%	1.90%	1.80%	1.90%
Annualized expense ratio for the
six-month period ended 8/31/22#	0.24%	0.99%	0.64%	0.39%	0.14%	–0.01%	–0.11%	–0.01%
2025 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.03%	2.78%	2.43%	2.18%	1.93%	1.78%	1.68%	1.78%
Annualized expense ratio for the
six-month period ended 8/31/23#	0.30%	1.05%	0.70%	0.45%	0.20%	0.05%	–0.05%	0.05%
Maturity Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/23	1.83%	2.58%	2.23%	1.98%	1.73%	1.58%	1.48%	1.58%
Annualized expense ratio for the
six-month period ended 8/31/23#	0.41%	1.16%	0.81%	0.56%	0.31%	0.16%	0.06%	0.16%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.61%
2060 Fund	0.62%
2055 Fund	0.62%
2050 Fund	0.63%
2045 Fund	0.63%
2040 Fund	0.60%
2035 Fund	0.56%
2030 Fund	0.51%
2025 Fund	0.39%
Maturity Fund	0.22%

* Reflects Putnam Management’s decision to contractually limit expenses through 12/30/25.

† Restated to reflect current fees.

# Expense ratio for each share class for the fund’s most recent fiscal half year; may differ from expense ratios based on one year data in the financial highlights. Excludes the expense ratio of the underlying Putnam mutual funds.

28 Retirement Advantage Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 3/1/23 to 8/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.91	$4.89	$3.03	$1.70	$0.37	$(0.43)	$(0.96)	$(0.43)
Ending value (after expenses)	$1,114.00	$1,109.20	$1,110.80	$1,113.70	$1,113.70	$1,114.70	$1,114.70	$1,114.70
2060 Fund
Expenses paid per $1,000*†	$0.90	$4.89	$3.03	$1.70	$0.37	$(0.43)	$(0.96)	$(0.43)
Ending value (after expenses)	$1,110.50	$1,106.90	$1,108.60	$1,110.50	$1,111.60	$1,112.60	$1,112.60	$1,112.60
2055 Fund
Expenses paid per $1,000*†	$0.85	$4.81	$2.97	$1.64	$0.32	$(0.48)	$(1.01)	$(0.48)
Ending value (after expenses)	$1,103.90	$1,098.60	$1,101.50	$1,102.50	$1,103.60	$1,104.70	$1,105.80	$1,104.70
2050 Fund
Expenses paid per $1,000*†	$0.79	$4.74	$2.90	$1.58	$0.26	$(0.53)	$(1.06)	$(0.53)
Ending value (after expenses)	$1,093.60	$1,090.20	$1,092.20	$1,093.40	$1,094.50	$1,095.50	$1,096.60	$1,095.50
2045 Fund
Expenses paid per $1,000*†	$0.79	$4.73	$2.89	$1.58	$0.26	$(0.53)	$(1.05)	$(0.53)
Ending value (after expenses)	$1,087.50	$1,083.00	$1,083.90	$1,086.10	$1,087.30	$1,088.40	$1,088.40	$1,088.40
2040 Fund
Expenses paid per $1,000*†	$0.94	$4.87	$3.04	$1.73	$0.42	$(0.37)	$(0.89)	$(0.37)
Ending value (after expenses)	$1,079.50	$1,076.00	$1,077.10	$1,079.40	$1,080.60	$1,081.60	$1,081.50	$1,081.60
2035 Fund
Expenses paid per $1,000*†	$1.15	$5.05	$3.23	$1.93	$0.63	$(0.16)	$(0.68)	$(0.16)
Ending value (after expenses)	$1,070.20	$1,067.00	$1,067.90	$1,070.00	$1,071.20	$1,072.20	$1,073.30	$1,072.20
2030 Fund
Expenses paid per $1,000*†	$1.24	$5.11	$3.31	$2.02	$0.73	$(0.05)	$(0.57)	$(0.05)
Ending value (after expenses)	$1,052.50	$1,049.40	$1,051.20	$1,052.30	$1,054.60	$1,054.50	$1,055.60	$1,054.50
2025 Fund
Expenses paid per $1,000*†	$1.54	$5.38	$3.59	$2.31	$1.03	$0.26	$(0.26)	$0.26
Ending value (after expenses)	$1,035.80	$1,033.80	$1,034.70	$1,035.70	$1,036.80	$1,037.90	$1,037.90	$1,037.90
Maturity Fund
Expenses paid per $1,000*†	$2.10	$5.93	$4.14	$2.87	$1.59	$0.82	$0.31	$0.82
Ending value (after expenses)	$1,031.90	$1,027.40	$1,029.20	$1,030.30	$1,032.50	$1,033.10	$1,033.60	$1,033.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 8/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184) and then dividing that result by the number of days in the year (365).

Retirement Advantage Funds 29

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 8/31/23, use the following calculation method. To find the value of your investment on 3/1/23, call Putnam at 1-800-225-1581.

30 Retirement Advantage Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Retirement Advantage Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.87	$4.69	$2.91	$1.63	$0.36	$(0.41)	$(0.92)	$(0.41)
Ending value (after expenses)	$1,024.35	$1,020.57	$1,022.33	$1,023.59	$1,024.85	$1,025.61	$1,026.11	$1,025.61
2060 Fund
Expenses paid per $1,000*†	$0.87	$4.69	$2.91	$1.63	$0.36	$(0.41)	$(0.92)	$(0.41)
Ending value (after expenses)	$1,024.35	$1,020.57	$1,022.33	$1,023.59	$1,024.85	$1,025.61	$1,026.11	$1,025.61
2055 Fund
Expenses paid per $1,000*†	$0.82	$4.63	$2.85	$1.58	$0.31	$(0.46)	$(0.97)	$(0.46)
Ending value (after expenses)	$1,024.40	$1,020.62	$1,022.38	$1,023.64	$1,024.90	$1,025.66	$1,026.16	$1,025.66
2050 Fund
Expenses paid per $1,000*†	$0.77	$4.58	$2.80	$1.53	$0.26	$(0.51)	$(1.02)	$(0.51)
Ending value (after expenses)	$1,024.45	$1,020.67	$1,022.43	$1,023.69	$1,024.95	$1,025.71	$1,026.21	$1,025.71
2045 Fund
Expenses paid per $1,000*†	$0.77	$4.58	$2.80	$1.53	$0.26	$(0.51)	$(1.02)	$(0.51)
Ending value (after expenses)	$1,024.45	$1,020.67	$1,022.43	$1,023.69	$1,024.95	$1,025.71	$1,026.21	$1,025.71
2040 Fund
Expenses paid per $1,000*†	$0.92	$4.74	$2.96	$1.68	$0.41	$(0.36)	$(0.87)	$(0.36)
Ending value (after expenses)	$1,024.30	$1,020.52	$1,022.28	$1,023.54	$1,024.80	$1,025.56	$1,026.06	$1,025.56
2035 Fund
Expenses paid per $1,000*†	$1.12	$4.94	$3.16	$1.89	$0.61	$(0.15)	$(0.66)	$(0.15)
Ending value (after expenses)	$1,024.10	$1,020.32	$1,022.08	$1,023.34	$1,024.60	$1,025.36	$1,025.86	$1,025.36
2030 Fund
Expenses paid per $1,000*†	$1.22	$5.04	$3.26	$1.99	$0.71	$(0.05)	$(0.56)	$(0.05)
Ending value (after expenses)	$1,024.00	$1,020.21	$1,021.98	$1,023.24	$1,024.50	$1,025.26	$1,025.76	$1,025.26
2025 Fund
Expenses paid per $1,000*†	$1.53	$5.35	$3.57	$2.29	$1.02	$0.26	$(0.26)	$0.26
Ending value (after expenses)	$1,023.69	$1,019.91	$1,021.68	$1,022.94	$1,024.20	$1,024.95	$1,025.46	$1,024.95
Maturity Fund
Expenses paid per $1,000*†	$2.09	$5.90	$4.13	$2.85	$1.58	$0.82	$0.31	$0.82
Ending value (after expenses)	$1,023.14	$1,019.36	$1,021.12	$1,022.38	$1,023.64	$1,024.40	$1,024.90	$1,024.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 8/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184) and then dividing that result by the number of days in the year (365).

Retirement Advantage Funds 31

Comparative index definitions

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500® Index is an unmanaged index of common stock performance.

S&P Target Date To Index Series is designed to represent a small, style-specific derived consensus of asset class exposure and glide path for a specified list of target retirement dates.

S&P Target Date To Retirement Income Index is designed to represent a market consensus of asset class exposure and glide path across the universe of “to” target-date fund managers.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Certain information contained herein (the “Information”) is sourced from/copyright of MSCI Inc., MSCI ESG Research LLC, or their affiliates (“MSCI”), or information providers (together the “MSCI Parties”) and may have been used to calculate scores, signals, or other indicators. The Information is for internal use only and may not be reproduced or disseminated in whole or part without prior written permission. The Information may not be used for, nor does it constitute, an offer to buy or sell, or a promotion or recommendation of, any security, financial instrument or product, trading strategy, or index, nor should it be taken as an indication or guarantee of any future performance. Some funds may be based on or linked to MSCI indexes, and MSCI may be compensated based on the fund’s assets under management or other measures. MSCI has established an information barrier between index research and certain Information. None of the Information in and of itself can be used to determine which securities to buy or sell or when to buy or sell them. The Information is provided “as is” and the user assumes the entire risk of any use it may make or permit to be made of the Information. No MSCI Party warrants or guarantees the originality, accuracy, and/or completeness of the Information, and each expressly disclaims all express or implied warranties. No MSCI Party shall have any liability for any errors or omissions in connection with any Information herein, or any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of the possibility of such damages.

32 Retirement Advantage Funds

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of August 31, 2023, Putnam employees had approximately $499,000,000 and the Trustees had approximately $70,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of each fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in May 2023. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2022 through December 2022. The report included a description of the annual liquidity assessment of each fund that Putnam performed in November 2022. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of each fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Retirement Advantage Funds 33

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

34 Retirement Advantage Funds

Trustee approval of management contracts

Consideration of your fund’s new and interim management and sub-management contracts

At their meeting on June 23, 2023, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved, subject to approval by your fund’s shareholders, a new management contract with Putnam Investment Management (“Putnam Management”) and a new sub-management contract between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”) (collectively, the “New Management Contracts”). The Trustees considered the proposed New Management Contracts in connection with the planned acquisition of Putnam U.S. Holdings I, LLC (“Putnam Holdings”) by a subsidiary of Franklin Resources, Inc. (“Franklin Templeton”). The Trustees considered that, on May 31, 2023, Franklin Templeton and Great-West Lifeco Inc., the parent company of Putnam Holdings, announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Trustees noted that Putnam Holdings was the parent company of Putnam Management and PIL. The Trustees were advised that the Transaction would result in a “change of control” of Putnam Management and PIL and would cause your fund’s current Management Contract with Putnam Management and Sub-Management Contract with PIL (collectively, the “Current Management Contracts”) to terminate in accordance with the 1940 Act. The Trustees considered that the New Management Contracts would take effect upon the closing of the Transaction, which was expected to occur in the fourth quarter of 2023.

In addition to the New Management Contracts, the Trustees also approved interim management and sub-management contracts with Putnam Management and PIL, respectively (the “Interim Management Contracts”), which would take effect in the event that for any reason shareholder approval of a New Management Contract was not received by the time of the Transaction closing. The Trustees considered that each Interim Management Contract that became effective would remain in effect until shareholders approved the proposed New Management Contract, or until 150 days elapse after the closing of the Transaction, whichever occurred first. The considerations and conclusions discussed in connection with the Trustees’ consideration of the New Management Contracts and the continuance of your fund’s Current Management Contracts also apply to the Trustees’ consideration of the Interim Management Contracts, supplemented by consideration of the terms, nature and reason for any Interim Management Contract.

The Independent Trustees met with their independent legal counsel, as defined in Rule 0–1(a)(6) under the 1940 Act (their “independent legal counsel”), and representatives of Putnam Management and its parent company, Power Corporation of Canada, to discuss the potential Transaction, including the timing and structure of the Transaction and its implications for Putnam Management and the funds, during their regular meeting on November 18, 2022, and the full Board of Trustees further discussed these matters with representatives of Putnam Management at its regular meeting on December 15, 2022. At a special meeting on December 20, 2022, the full Board of Trustees met with representatives of Putnam Management, Power Corporation of Canada and Franklin Templeton to further discuss the potential Transaction, including Franklin Templeton’s strategic plans for Putnam Management’s asset management business and the funds, potential sources of synergy between Franklin Templeton and Putnam Management, potential areas of partnership between Power Corporation of Canada and Franklin Templeton, Franklin Templeton’s distribution capabilities, Franklin Templeton’s existing service provider relationships and Franklin Templeton’s recent acquisitions of other asset management firms.

In order to assist the Independent Trustees in their consideration of the New Management Contracts and other anticipated impacts of the Transaction on the funds and their shareholders, independent legal counsel for the Independent Trustees furnished an initial information request to Franklin Templeton (the “Initial Franklin Request”). At a special meeting of the full Board of Trustees held on January 25, 2023, representatives of Franklin Templeton addressed the firm’s responses to the Initial Franklin Request. At the meeting, representatives of Franklin Templeton

Retirement Advantage Funds 35

discussed, among other things, the business and financial condition of Franklin Templeton and its affiliates, Franklin Templeton’s U.S. registered fund operations, its recent acquisition history, Franklin Templeton’s intentions regarding the operation of Putnam Management and the funds following the completion of the potential Transaction and expected benefits to the funds and Putnam Management that might result from the Transaction.

The Board of Trustees actively monitored developments with respect to the potential Transaction throughout the period leading up to the public announcement of a final sale agreement on May 31, 2023. The Independent Trustees met to discuss these matters at their regular meetings on January 27, April 20 and May 19, 2023. The full Board of Trustees also discussed developments at their regular meeting on February 23, 2023. Following the public announcement of the Transaction on May 31, 2023, independent legal counsel for the Independent Trustees furnished a supplemental information request (the “Supplemental Franklin Request”) to Franklin Templeton. At the Board of Trustees’ regular in-person meeting held on June 22–23, 2023, representatives of Putnam Management and Power Corporation of Canada provided further information regarding, among other matters, the final terms of the Transaction and efforts undertaken to retain Putnam employees. The Contract Committee of the Board of Trustees also met on June 22, 2023 to discuss Franklin Templeton’s responses to the Supplemental Franklin Request. Mr. Reynolds, the only Trustee affiliated with Putnam Management, participated in portions of these meetings to provide the perspective of the Putnam organization, but did not otherwise participate in the deliberations of the Independent Trustees or the Contract Committee regarding the potential Transaction.

After the presentations and after reviewing the written materials provided, the Independent Trustees met at their in-person meeting on June 23, 2023 to consider the New Management Contracts for each fund, proposed to become effective upon the closing of the Transaction, and the filing of a preliminary proxy statement. At this meeting and throughout the process, the Independent Trustees also received advice from their independent legal counsel regarding their responsibilities in evaluating the potential Transaction and the New Management Contracts. The Independent Trustees reviewed the terms of the proposed New Management Contracts and the differences between the New Management Contracts and the Current Management Contracts. They noted that the terms of the proposed New Management Contracts were substantially identical to the Current Management Contracts, except for certain changes designed largely to address differences among various of the existing contracts, which had been developed and implemented at different times in the past.

In considering the approval of the proposed New Management Contracts, the Board of Trustees took into account a number of factors, including:1

(i) Franklin Templeton’s and Putnam Management’s belief that the Transaction would not adversely affect the funds or their shareholders and their belief that the Transaction was likely to result in certain benefits (described below) for the funds and their shareholders;

(ii) That Franklin Templeton did not intend to make any material change in Putnam Management’s senior investment professionals (other than certain changes related to reporting structure and organization of personnel discussed below), including the portfolio managers of the funds, or to the firm’s operating locations as a result of the Transaction;

(iii) That Franklin Templeton intended for Putnam Management’s equity investment professionals to continue to operate largely independently from Franklin Templeton, reporting to Franklin Templeton’s Head of Public Markets following the Transaction;

(iv) That, while Putnam Management’s organizational structure was not expected to change immediately following the Transaction, Franklin Templeton intended to revise Putnam Management’s reporting structure in order to include Putnam Management’s fixed income investment professionals in Franklin Templeton’s fixed income group and to include Putnam Management’s Global Asset Allocation (“GAA”) investment professionals in Franklin Templeton’s investment solutions group, with both Franklin Templeton

1All subsequent references to Putnam Management describing the Board of Trustees’ considerations should be deemed to include references to PIL as necessary or appropriate in the context.

36 Retirement Advantage Funds

groups reporting to Franklin Templeton’s Head of Public Markets;

(v) Franklin Templeton’s expectation that there would not be any changes in the investment objectives, strategies or portfolio holdings of the funds as a result of the Transaction;

(vi) That neither Franklin Templeton nor Putnam Management had any current plans to propose changes to the funds’ existing management fees or expense limitations, or current plans to make changes to the funds’ existing distribution arrangements;

(vii) Franklin Templeton’s and Putnam Management’s representations that, following the Transaction, there was not expected to be any diminution in the nature, quality and extent of services provided to the funds and their shareholders by Putnam Management and PIL, including compliance and other non-advisory services;

(viii) That Franklin Templeton did not currently plan to change the branding of the funds or to change the lineup of funds in connection with the Transaction but would continue to evaluate how best to position the funds in the market;

(ix) The possible benefits accruing to the funds and their shareholders as a result of the Transaction, including:

a. That the scale of Franklin Templeton’s investment operations platform would increase the investment and operational resources available to the funds;

b. That the Putnam open-end funds would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce expenses by spreading expenses over a larger asset base; and

c. Potential benefits to shareholders of the Putnam open-end funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by Franklin Templeton and its affiliates and access to a broader array of investment opportunities;

(x) The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries;

(xi) Franklin Templeton’s expectation that the Transaction would not impact the capabilities or responsibilities of Putnam Management’s Investment Division (other than any impact related to reporting structure changes for Putnam Management’s equity, fixed income and GAA investment groups and to including Putnam Management’s fixed income and GAA investment professionals in existing Franklin Templeton investment groups, as discussed above) and that any changes to the Investment Division over the longer term would be made in order to achieve perceived operational efficiencies or improvements to the portfolio management process;

(xii) Franklin Templeton’s commitment to maintaining competitive compensation arrangements to allow Putnam Management to continue to attract and retain highly qualified personnel and Putnam Management’s and Franklin Templeton’s efforts to retain personnel, including efforts implemented since the Transaction was announced;

(xiii) That the current senior management teams at Putnam Management and Power Corporation of Canada had indicated their strong support of the Transaction and that Putnam Management had recommended that the Board of Trustees approve the New Management Contracts; and

(xiv) Putnam Management’s and Great-West Lifeco Inc.’s commitment to bear all expenses incurred by the funds in connection with the Transaction, including all costs associated with the proxy solicitation in connection with seeking shareholder approval of the New Management Contracts.

Finally, in considering the proposed New Management Contracts, the Board of Trustees also took into account their concurrent deliberations and conclusions, as described below, in connection with their annual review of the funds’ Current Management Contracts and the approval of their continuance, effective July 1, 2023, and the extensive materials that they had reviewed in connection with that review process.

Based upon the foregoing considerations, on June 23, 2023, the Board of Trustees, including all of the Independent Trustees, unanimously approved the proposed New Management Contracts and determined to recommend their approval to the shareholders of the funds.

Retirement Advantage Funds 37

General conclusions — Current Management Contracts

The Board of Trustees oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management and the sub-management contract with respect to your fund between Putnam Management and PIL. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.) The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board of Trustees’ independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2023, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the funds and the Independent Trustees.

At the Board of Trustees’ June 2023 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Current Management Contracts, effective July 1, 2023, and the approval of your fund’s New Management Contracts and Interim Management Contracts, as discussed above.

The Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The Trustees also took into account their concurrent deliberations and conclusions, and the materials that they had reviewed, in connection with their approval on June 23, 2023 of the Interim Management Contracts and the New Management Contracts, which had been proposed in light of the Transaction (which would cause the fund’s Current Management Contracts to terminate in accordance with applicable law or the terms of each contract).

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

38 Retirement Advantage Funds

The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam Retirement Advantage Fund (except Putnam Retirement Advantage Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam Retirement Advantage Fund approaches the target year indicated in its name. The Trustees noted that Putnam Retirement Advantage Maturity Fund has a fixed ongoing annual management fee rate.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to Putnam Management. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that Putnam Management has agreed to waive fees and/or reimburse expenses in an amount equal to your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.55% for Class A shares, Class C shares, Class R5 shares and Class Y shares, 0.70% for Class R shares, Class R3 shares and Class R4 shares and 0.45% for Class R6 shares) through at least December 30, 2026. During its fiscal year ending in 2022, your fund’s expenses were reduced as a result of these expense limitations. Putnam Management’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management contract and to approve your fund’s amended and restated sub-management contract.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2022. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2022 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

Quintile
Effective
	Management Fees	Total Expenses
Putnam Retirement Advantage 2065 Fund (“2065 Fund”)	4th	1st
Putnam Retirement Advantage 2060 Fund (“2060 Fund”)	4th	2nd
Putnam Retirement Advantage 2055 Fund (“2055 Fund”)	4th	3rd
Putnam Retirement Advantage 2050 Fund (“2050 Fund”)	4th	3rd
Putnam Retirement Advantage 2045 Fund (“2045 Fund”)	4th	3rd
Putnam Retirement Advantage 2040 Fund (“2040 Fund”)	4th	3rd
Putnam Retirement Advantage 2035 Fund (“2035 Fund”)	4th	3rd
Putnam Retirement Advantage 2030 Fund (“2030 Fund”)	4th	3rd
Putnam Retirement Advantage 2025 Fund (“2025 Fund”)	4th	1st
Putnam Retirement Advantage Maturity Fund (“Maturity Fund”)	4th	4th

Retirement Advantage Funds 39

(Total expenses reflect the fees and expenses borne directly by the Putnam Retirement Advantage Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2022 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally encouraging in 2022 against a backdrop of volatile equity and fixed income markets, driven by factors such as Russia’s invasion of Ukraine, increased tensions with China, disruptions in energy markets and broader supply chains, rising inflation and the significant tightening of monetary policy by the Board of Governors of the Federal Reserve in an effort to combat inflation. The Trustees further noted that, in the face of these numerous economic headwinds, corporate earnings and

40 Retirement Advantage Funds

employment data had been generally robust throughout 2022. For the one-year period ended December 31, 2022, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 41st percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 1.3% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 34th, 27th and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2022, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 40 funds were rated four or five stars at the end of 2022, which represented an increase of 15 funds year-over-year. The Trustees also considered that seven funds were five-star rated at the end of 2022, which was a year-over-year decrease of two funds, and that 83% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2022. In this regard, the Trustees considered that the funds had ranked 9th out of 49 fund companies, 3rd out of 49 fund companies and 2nd out of 47 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that The Putnam Fund complex had been the only fund family to rank in the top ten in all three time periods. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2022 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. For each of the Putnam Retirement Advantage Funds (except for the 2065 Fund, which commenced operations on December 30, 2020), the Trustees considered information about the fund’s total return and its performance relative to its internal benchmark over the one-year and three-year periods ended December 31, 2022. Over the one-year period ended December 31, 2022, the class R6 share net return of each of the Maturity Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund and 2050 Fund was negative but slightly exceeded the return of its internal benchmark, and the class R6 share net return of each of the 2055 Fund, the 2060 Fund and the 2065 Fund was negative and slightly trailed the return of its internal benchmark. Over the three-year period ended December 31, 2022, the class R6 share net return of each Putnam Retirement Advantage Fund was positive but slightly trailed the return of its internal benchmark, except that the class R6 share net return of the 2050 Fund was positive and in line with the return of its internal benchmark over the three-year period ended December 31, 2022. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing.

Retirement Advantage Funds 41

Brokerage and soft-dollar allocations; distribution and investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments made to Putnam Management’s affiliates by the mutual funds for distribution services and investor services. In conjunction with the review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the mutual funds to PSERV and PRM for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

42 Retirement Advantage Funds

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute each fund’s audited financial statements.

The funds’ portfolios lists each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Retirement Advantage Funds 43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of
Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund,
Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund,
Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund,
Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund,
Putnam Retirement Advantage 2025 Fund and Putnam Retirement Advantage Maturity Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of each of the funds indicated in the table below (ten of the funds constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statement of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets and for each of the financial highlights for each of the periods indicated in the table below, therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2023

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

44 Retirement Advantage Funds

The funds’ portfolios 8/31/23

2065 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	34,032	$408,721
Putnam Dynamic Asset Allocation Growth Fund Class P †††	6,263	112,303
Total Asset Allocation Funds (cost $521,453)		$521,024

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 5.04% †††	2,529	$2,529
Total Short-term Investments (cost $2,529)		$2,529

TOTAL INVESTMENTS
Total Investments (cost $523,982)		$523,553

*Percentages indicated are based on net assets of $523,469.

2060 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	143,759	$1,726,544
Putnam Dynamic Asset Allocation Growth Fund Class P †††	43,425	778,602
Total Asset Allocation Funds (cost $2,481,331)		$2,505,146

SHORT-TERM INVESTMENTS (0.5%) *
Putnam Short Term Investment Fund Class G 5.04% †††	12,924	$12,924
Total Short-term Investments (cost $12,924)		$12,924

TOTAL INVESTMENTS
Total Investments (cost $2,494,255)		$2,518,070

*Percentages indicated are based on net assets of $2,518,504.

2055 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	151,301	$1,817,128
Putnam Dynamic Asset Allocation Growth Fund Class P †††	115,137	2,064,403
Total Asset Allocation Funds (cost $3,914,368)		$3,881,531

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 5.04% †††	20,396	$20,396
Total Short-term Investments (cost $20,396)		$20,396

TOTAL INVESTMENTS
Total Investments (cost $3,934,764)		$3,901,927

*Percentages indicated are based on net assets of $3,902,876.

Retirement Advantage Funds 45

The funds’ portfolios 8/31/23 cont.

2050 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.3%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	109,095	$1,310,231
Putnam Dynamic Asset Allocation Growth Fund Class P †††	265,459	4,759,673
Total Asset Allocation Funds (cost $6,182,012)		$6,069,904

SHORT-TERM INVESTMENTS (0.6%)*
Putnam Short Term Investment Fund Class G 5.04% †††	38,213	$38,213
Total Short-term Investments (cost $38,213)		$38,213

TOTAL INVESTMENTS
Total Investments (cost $6,220,225)		$6,108,117

*Percentages indicated are based on net assets of $6,109,755.

2045 Fund	Shares	Value
ASSET ALLOCATION FUNDS (98.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	4,126	$60,568
Putnam Dynamic Asset Allocation Equity Fund Class P †††	11,830	142,078
Putnam Dynamic Asset Allocation Growth Fund Class P †††	542,083	9,719,555
Total Asset Allocation Funds (cost $10,047,697)		$9,922,201

SHORT-TERM INVESTMENTS (1.9%)*
Putnam Short Term Investment Fund Class G 5.04% †††	195,351	$195,351
Total Short-term Investments (cost $195,351)		$195,351

TOTAL INVESTMENTS
Total Investments (cost $10,243,048)		$10,117,552

*Percentages indicated are based on net assets of $10,120,219.

2040 Fund	Shares	Value
ASSET ALLOCATION FUNDS (96.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	226,297	$3,322,039
Putnam Dynamic Asset Allocation Growth Fund Class P †††	383,645	6,878,756
Total Asset Allocation Funds (cost $10,219,052)		$10,200,795

SHORT-TERM INVESTMENTS (3.1%)*
Putnam Short Term Investment Fund Class G 5.04% †††	329,785	$329,785
Total Short-term Investments (cost $329,785)		$329,785

TOTAL INVESTMENTS
Total Investments (cost $10,548,837)		$10,530,580

*Percentages indicated are based on net assets of $10,532,967.

46 Retirement Advantage Funds

The funds’ portfolios 8/31/23 cont.

2035 Fund	Shares	Value
ASSET ALLOCATION FUNDS (95.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	903,059	$13,256,924
Putnam Dynamic Asset Allocation Growth Fund Class P †††	121,421	2,177,071
Total Asset Allocation Funds (cost $15,867,730)		$15,433,995

SHORT-TERM INVESTMENTS (4.1%)*
Putnam Short Term Investment Fund Class G 5.04% †††	665,576	$665,576
Total Short-term Investments (cost $665,576)		$665,576

TOTAL INVESTMENTS
Total Investments (cost $16,533,306)		$16,099,571

*Percentages indicated are based on net assets of $16,102,069.

2030 Fund	Shares	Value
ASSET ALLOCATION FUNDS (82.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	505,245	$7,417,011
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	473,980	4,626,049
Total Asset Allocation Funds (cost $12,547,923)		$12,043,060

MULTI-ASSET INCOME FUNDS (12.1%)*
Putnam Multi-Asset Income Fund Class P †††	181,676	$1,764,070
Total Multi-Asset Income Funds (cost $1,819,551)		$1,764,070

SHORT-TERM INVESTMENTS (5.4%)*
Putnam Short Term Investment Fund Class G 5.04% †††	795,705	$795,705
Total Short-term Investments (cost $795,705)		$795,705

TOTAL INVESTMENTS
Total Investments (cost $15,163,179)		$14,602,835

*Percentages indicated are based on net assets of $14,604,749.

2025 Fund	Shares	Value
MULTI-ASSET INCOME FUNDS (51.8%)*
Putnam Multi-Asset Income Fund Class P †††	668,056	$6,486,816
Total Multi-Asset Income Funds (cost $6,623,306)		$6,486,816

ASSET ALLOCATION FUNDS (42.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	60,776	$892,198
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	449,331	4,385,468
Total Asset Allocation Funds (cost $5,607,020)		$5,277,666

SHORT-TERM INVESTMENTS (6.1%)*
Putnam Short Term Investment Fund Class G 5.04% †††	758,300	$758,300
Total Short-term Investments (cost $758,300)		$758,300

TOTAL INVESTMENTS
Total Investments (cost $12,988,626)		$12,522,782

*Percentages indicated are based on net assets of $12,522,799.

Retirement Advantage Funds 47

The funds’ portfolios 8/31/23 cont.

Maturity Fund	Shares	Value
MULTI-ASSET INCOME FUNDS (94.0%)*
Putnam Multi-Asset Income Fund Class P †††	1,230,332	$11,946,524
Total Multi-Asset Income Funds (cost $12,751,862)		$11,946,524

SHORT-TERM INVESTMENTS (6.0%)*
Putnam Short Term Investment Fund Class G 5.04% †††	768,224	$768,224
Total Short-term Investments (cost $768,224)		$768,224

TOTAL INVESTMENTS
Total Investments (cost $13,520,086)		$12,714,748

*Percentages indicated are based on net assets of $12,712,969.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from September 1, 2022 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5). For investments in Putnam Short-Term Investment Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

2065 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$112,303	$408,721	$—
Short-Term Investments	—	2,529	—
Totals by level	$112,303	$411,250	$—

2060 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$778,602	$1,726,544	$—
Short-Term Investments	—	12,924	—
Totals by level	$778,602	$1,739,468	$—

2055 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$2,064,403	$1,817,128	$—
Short-Term Investments	—	20,396	—
Totals by level	$2,064,403	$1,837,524	$—

48 Retirement Advantage Funds

The funds’ portfolios 8/31/23 cont.

2050 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$4,759,673	$1,310,231	$—
Short-Term Investments	—	38,213	—
Totals by level	$4,759,673	$1,348,444	$—

2045 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$9,780,123	$142,078	$—
Short-Term Investments	—	195,351	—
Totals by level	$9,780,123	$337,429	$—

2040 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$10,200,795	$—	$—
Short-Term Investments	—	329,785	—
Totals by level	$10,200,795	$329,785	$—

2035 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$15,433,995	$—	$—
Short-Term Investments	—	665,576	—
Totals by level	$15,433,995	$665,576	$—

2030 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$12,043,060	$—	$—
Multi-Asset Income Funds	1,764,070	—	—
Short-Term Investments	—	795,705	—
Totals by level	$13,807,130	$795,705	$—

2025 Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$5,277,666	$—	$—
Multi-Asset Income Funds	6,486,816	—	—
Short-Term Investments	—	758,300	—
Totals by level	$11,764,482	$758,300	$—

Maturity Fund		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Multi-Asset Income Funds	$11,946,524	$—	$—
Short-Term Investments	—	768,224	—
Totals by level	$11,946,524	$768,224	$—

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 49

Statement of assets and liabilities 8/31/23

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$523,553	$2,518,070	$3,901,927	$6,108,117	$10,117,552
Cash	1	74	58	38	116
Receivable for income distributions
from underlying Putnam Fund shares	12	58	92	171	876
Receivable for shares of the fund sold	246	1,475	16,836	9,991	7,736
Receivable for investments sold	—	—	2,479	—	41
Receivable from Manager (Note 2)	2,404	7,787	13,364	19,263	32,683
Total assets	526,216	2,527,464	3,934,756	6,137,580	10,159,004

LIABILITIES
Payable for investments purchased	258	1,533	16,928	10,164	8,618
Payable for shares of the
fund repurchased	—	—	2,479	—	41
Payable for investor servicing
fees (Note 2)	100	193	224	328	546
Payable for distribution fees (Note 2)	148	198	146	172	286
Payable for reports to shareholders	1,248	1,425	1,769	1,947	2,599
Payable for auditing and tax fee	832	5,224	10,119	14,841	26,257
Other accrued expenses	161	387	215	373	438
Total liabilities	2,747	8,960	31,880	27,825	38,785

Net assets	$523,469	$2,518,504	$3,902,876	$6,109,755	$10,120,219

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$506,921	$2,446,648	$3,953,781	$6,265,208	$10,578,062
Total distributable earnings (Note 1)	16,548	71,856	(50,905)	(155,453)	(457,843)
Total — Representing net assets
applicable to capital outstanding	$523,469	$2,518,504	$3,902,876	$6,109,755	$10,120,219

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$233,765	$372,370	$260,542	$329,465	$549,450
Number of shares outstanding	22,568	36,345	25,828	33,951	56,732
Net asset value and redemption price	$10.36	$10.25	$10.09	$9.70	$9.69
Offering price per class A share
(100/94.25 of Class A net asset value)*	$10.99	$10.88	$10.71	$10.29	$10.28
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	N/A

(Continued on next page)

50 Retirement Advantage Funds

Statement of assets and liabilities 8/31/23 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class C
Net Assets	$31,558	$12,726	$14,886	$12,637	$28,146
Number of shares outstanding	3,074	1,254	1,484	1,307	2,915
Net asset value, offering price***	$10.26†	$10.15	$10.03	$9.67	$9.66
Computation of net asset value, offering price and redemption price Class R
Net Assets	$11,418	$12,401	$12,246	$12,042	$11,850
Number of shares outstanding	1,105	1,215	1,214	1,240	1,223
Net asset value, offering price
and redemption price	$10.33	$10.21	$10.09	$9.71	$9.69
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$11,495	$12,492	$12,336	$12,131	$11,937
Number of shares outstanding	1,108	1,219	1,221	1,247	1,230
Net asset value, offering price
and redemption price	$10.38†	$10.25	$10.11†	$9.72†	$9.71†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$57,076	$27,183	$25,531	$41,554	$73,880
Number of shares outstanding	5,497	2,650	2,524	4,270	7,608
Net asset value, offering price
and redemption price	$10.38	$10.26	$10.12	$9.73	$9.71
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,618	$12,639	$12,480	$12,273	$12,078
Number of shares outstanding	1,117	1,230	1,232	1,259	1,241
Net asset value, offering price
and redemption price	$10.40	$10.28	$10.13	$9.75	$9.73
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$141,043	$2,050,763	$3,551,232	$5,676,310	$9,337,886
Number of shares outstanding	13,555	199,476	350,272	581,831	959,328
Net asset value, offering price
and redemption price	$10.40†	$10.28	$10.14	$9.76	$9.73
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$25,496	$17,930	$13,623	$13,343	$94,992
Number of shares outstanding	2,451	1,745	1,345	1,369	9,764
Net asset value, offering price
and redemption price	$10.40	$10.28	$10.13	$9.75	$9.73
Cost of investments (Note 1)	$523,982	$2,494,255	$3,934,764	$6,220,225	$10,243,048

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 51

Statement of assets and liabilities 8/31/23 cont.

ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$10,530,580	$16,099,571	$14,602,835	$12,522,782	$12,714,748
Cash	54	69	62	158	42
Receivable for income distributions
from underlying Putnam Fund shares	1,453	3,064	3,605	3,490	3,573
Receivable for shares of the fund sold	8,846	16,186	10,909	3,855	16,096
Receivable for investments sold	—	3,616	32,862	40	773
Receivable from Manager (Note 2)	31,352	51,751	45,944	41,834	40,940
Total assets	10,572,285	16,174,257	14,696,217	12,572,159	12,776,172

LIABILITIES
Payable for shares of the
fund repurchased	—	3,616	32,862	40	773
Payable for investments purchased	10,309	19,270	14,538	7,369	19,693
Payable for investor servicing
fees (Note 2)	522	945	805	785	668
Payable for distribution fees (Note 2)	233	660	578	614	300
Payable for reports to shareholders	2,400	3,363	3,274	3,327	3,315
Payable for auditing and tax fee	25,235	43,794	38,922	37,050	38,362
Other accrued expenses	619	540	489	175	92
Total liabilities	39,318	72,188	91,468	49,360	63,203

Net assets	$10,532,967	$16,102,069	$14,604,749	$12,522,799	$12,712,969

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$10,890,576	$17,008,208	$15,996,810	$13,759,589	$13,993,227
Total distributable earnings (Note 1)	(357,609)	(906,139)	(1,392,061)	(1,236,790)	(1,280,258)
Total — Representing net assets
applicable to capital outstanding	$10,532,967	$16,102,069	$14,604,749	$12,522,799	$12,712,969

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$485,459	$1,565,631	$950,613	$1,203,716	$639,956
Number of shares outstanding	51,023	162,856	100,800	125,852	66,469
Net asset value and redemption price	$9.51	$9.61	$9.43	$9.56	$9.63
Offering price per class A share
(100/94.25 of Class A net asset value)*	$10.09	$10.20	$10.01	$10.14	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$10.03

(Continued on next page)

52 Retirement Advantage Funds

Statement of assets and liabilities 8/31/23 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value and offering price Class C
Net Assets	$25,748	$11,223	$115,402	$53,250	$9,757
Number of shares outstanding	2,717	1,176	12,353	5,613	1,030
Net asset value, offering price***	$9.48	$9.55†	$9.34	$9.49	$9.47
Computation of net asset value, offering price and redemption price Class R
Net Assets	$11,668	$11,338	$10,794	$9,995	$9,857
Number of shares outstanding	1,228	1,181	1,143	1,046	1,033
Net asset value, offering price
and redemption price	$9.50	$9.60	$9.44	$9.55†	$9.54
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$11,753	$11,421	$10,873	$10,069	$9,929
Number of shares outstanding	1,235	1,186	1,150	1,052	1,035
Net asset value, offering price
and redemption price	$9.52	$9.63	$9.46†	$9.57	$9.59
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$58,428	$31,530	$14,693	$100,077	$29,466
Number of shares outstanding	6,135	3,273	1,552	10,455	3,056
Net asset value, offering price
and redemption price	$9.52	$9.63	$9.47	$9.57	$9.64
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,891	$11,555	$11,001	$10,187	$10,045
Number of shares outstanding	1,246	1,197	1,160	1,062	1,039
Net asset value, offering price
and redemption price	$9.54	$9.65	$9.48	$9.59	$9.67
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$9,899,905	$14,440,081	$13,477,466	$11,084,621	$11,979,840
Number of shares outstanding	1,036,703	1,495,210	1,420,923	1,155,452	1,236,043
Net asset value, offering price
and redemption price	$9.55	$9.66	$9.49	$9.59	$9.69
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$28,115	$19,290	$13,907	$50,884	$24,119
Number of shares outstanding	2,947	1,999	1,467	5,304	2,494
Net asset value, offering price
and redemption price	$9.54	$9.65	$9.48	$9.59	$9.67
Cost of investments (Note 1)	$10,548,837	$16,533,306	$15,163,179	$12,988,626	$13,520,086

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 53

Statement of operations Year ended 8/31/23

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$2,005	$16,170	$36,174	$50,382	$98,259

EXPENSES
Compensation of Manager (Note 2)	1,264	7,772	14,723	21,095	36,432
Investor servicing fees (Note 2)	385	808	1,220	1,674	2,989
Distribution fees (Note 2)	497	740	728	801	1,439
Blue sky expense	71,400	66,812	66,889	66,789	66,989
Auditing and tax fees	1,457	5,849	10,744	15,466	26,882
Other	5,650	6,576	7,097	7,667	9,189
Fees waived and reimbursed
by Manager (Note 2)	(80,331)	(90,602)	(106,710)	(122,147)	(159,194)
Total expenses	322	(2,045)	(5,309)	(8,655)	(15,274)

Net investment income	1,683	18,215	41,483	59,037	113,533

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	(6,610)	(134,266)	(303,283)	(226,518)	(435,791)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	23,065	175,072	281,215	211,516	129,086
Total net realized gain (loss)	16,455	40,806	(22,068)	(15,002)	(306,705)
Change in net unrealized appreciation on:
Underlying Putnam Fund shares	27,577	228,914	459,558	619,894	1,249,266
Total change in net unrealized
appreciation	27,577	228,914	459,558	619,894	1,249,266

Net gain on investments	44,032	269,720	437,490	604,892	942,561

Net increase in net assets resulting
from operations	$45,715	$287,935	$478,973	$663,929	$1,056,094

The accompanying notes are an integral part of these financial statements.

54 Retirement Advantage Funds

Statement of operations Year ended 8/31/23 cont.

INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$111,950	$266,516	$283,451	$271,707	$232,897

EXPENSES
Compensation of Manager (Note 2)	34,166	57,830	50,064	46,440	46,783
Investor servicing fees (Note 2)	2,613	4,885	4,303	4,758	3,960
Distribution fees (Note 2)	936	2,776	2,401	3,789	1,555
Blue sky expense	67,335	67,668	67,807	67,805	66,909
Auditing and tax fees	25,860	44,419	39,547	40,050	38,362
Other	8,802	11,047	10,771	10,353	10,736
Fees waived and reimbursed
by Manager (Note 2)	(152,886)	(203,813)	(185,031)	(174,495)	(158,269)
Total expenses	(13,174)	(15,188)	(10,138)	(1,300)	10,036

Net investment income	125,124	281,704	293,589	273,007	222,861

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	(443,478)	(908,770)	(1,157,033)	(1,150,733)	(559,290)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	138,685	463,393	467,488	382,337	156,253
Total net realized loss	(304,793)	(445,377)	(689,545)	(768,396)	(403,037)
Change in net unrealized
appreciation on:
Underlying Putnam Fund shares	1,171,950	1,612,944	1,284,973	1,026,563	741,390
Total change in net unrealized
appreciation	1,171,950	1,612,944	1,284,973	1,026,563	741,390

Net gain on investments	867,157	1,167,567	595,428	258,167	338,353

Net increase in net assets resulting
from operations	$992,281	$1,449,271	$889,017	$531,174	$561,214

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 55

Statement of changes in net assets

2065 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$1,683	$1,058
Net realized gain of underlying Putnam fund shares	16,455	14,909
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	27,577	(44,688)
Net increase (decrease) in net assets resulting
from operations	45,715	(28,721)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(124)	(1,998)
Class C	—	(571)
Class R	—	(610)
Class R3	(1)	(638)
Class R4	(145)	(667)
Class R5	(42)	(684)
Class R6	(227)	(695)
Class Y	(91)	(1,510)
From net realized long-term gain on investments
Class A	(2,260)	—
Class C	(623)	—
Class R	(459)	—
Class R3	(460)	—
Class R4	(1,805)	—
Class R5	(462)	—
Class R6	(1,970)	—
Class Y	(994)	—
Increase from capital share transactions (Note 4)	312,564	92,462
Total increase in net assets	348,616	56,368

NET ASSETS
Beginning of year	174,853	118,485
End of year	$523,469	$174,853

The accompanying notes are an integral part of these financial statements.

56 Retirement Advantage Funds

Statement of changes in net assets cont.

2060 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$18,215	$11,858
Net realized gain of underlying Putnam fund shares	40,806	143,209
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	228,914	(345,042)
Net increase (decrease) in net assets resulting
from operations	287,935	(189,975)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(395)	(5,313)
Class C	—	(608)
Class R	—	(651)
Class R3	(7)	(681)
Class R4	(80)	(713)
Class R5	(52)	(732)
Class R6	(7,565)	(52,991)
Class Y	(69)	(937)
Net realized short-term gain on investments
Class A	—	(8,866)
Class C	—	(1,184)
Class R	—	(1,184)
Class R3	—	(1,185)
Class R4	—	(1,186)
Class R5	—	(1,186)
Class R6	—	(84,487)
Class Y	—	(1,520)
From net realized long-term gain on investments
Class A	(8,096)	(3,029)
Class C	(644)	(405)
Class R	(632)	(404)
Class R3	(634)	(405)
Class R4	(1,229)	(405)
Class R5	(637)	(405)
Class R6	(76,060)	(28,861)
Class Y	(848)	(519)
Increase from capital share transactions (Note 4)	1,082,445	732,815
Total increase in net assets	1,273,432	344,983

NET ASSETS
Beginning of year	1,245,072	900,089
End of year	$2,518,504	$1,245,072

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 57

Statement of changes in net assets cont.

2055 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$41,483	$37,733
Net realized gain (loss) of underlying Putnam fund shares	(22,068)	401,234
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	459,558	(928,027)
Net increase (decrease) in net assets resulting
from operations	478,973	(489,060)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,026)	(3,095)
Class C	—	(612)
Class R	(3)	(654)
Class R3	(32)	(684)
Class R4	(172)	(716)
Class R5	(76)	(736)
Class R6	(25,574)	(158,759)
Class Y	(82)	(755)
Net realized short-term gain on investments
Class A	—	(1,572)
Class C	—	(364)
Class R	—	(366)
Class R3	—	(365)
Class R4	—	(365)
Class R5	—	(365)
Class R6	—	(77,548)
Class Y	—	(375)
From net realized long-term gain on investments
Class A	(14,309)	(3,590)
Class C	(1,057)	(831)
Class R	(856)	(832)
Class R3	(858)	(833)
Class R4	(2,270)	(834)
Class R5	(863)	(834)
Class R6	(251,481)	(177,078)
Class Y	(919)	(856)
Increase from capital share transactions (Note 4)	561,794	1,695,614
Total increase in net assets	741,189	773,535

NET ASSETS
Beginning of year	3,161,687	2,388,152
End of year	$3,902,876	$3,161,687

The accompanying notes are an integral part of these financial statements.

58 Retirement Advantage Funds

Statement of changes in net assets cont.

2050 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$59,037	$71,999
Net realized gain (loss) of underlying Putnam fund shares	(15,002)	602,227
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	619,894	(1,365,437)
Net increase (decrease) in net assets resulting
from operations	663,929	(691,211)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,518)	(1,439)
Class C	—	(601)
Class R	(21)	(643)
Class R3	(49)	(675)
Class R4	(254)	(705)
Class R5	(93)	(724)
Class R6	(43,257)	(263,369)
Class Y	(102)	(724)
Net realized short-term gain on investments
Class A	—	(1,593)
Class C	—	(778)
Class R	—	(779)
Class R3	—	(779)
Class R4	—	(780)
Class R5	—	(780)
Class R6	—	(279,225)
Class Y	—	(780)
From net realized long-term gain on investments
Class A	(17,835)	(877)
Class C	(972)	(429)
Class R	(976)	(429)
Class R3	(979)	(429)
Class R4	(2,941)	(429)
Class R5	(984)	(430)
Class R6	(408,598)	(153,746)
Class Y	(1,070)	(430)
Increase from capital share transactions (Note 4)	1,518,174	1,784,310
Total increase in net assets	1,702,454	381,526

NET ASSETS
Beginning of year	4,407,301	4,025,775
End of year	$6,109,755	$4,407,301

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 59

Statement of changes in net assets cont.

2045 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$113,533	$152,483
Net realized gain (loss) of underlying Putnam fund shares	(306,705)	1,216,071
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	1,249,266	(2,697,809)
Net increase (decrease) in net assets resulting
from operations	1,056,094	(1,329,255)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(4,535)	(13,350)
Class C	(63)	(1,119)
Class R	(64)	(614)
Class R3	(91)	(644)
Class R4	(950)	(674)
Class R5	(136)	(693)
Class R6	(114,180)	(480,308)
Class Y	(136)	(693)
Net realized short-term gain on investments
Class A	—	(9,737)
Class C	—	(950)
Class R	—	(490)
Class R3	—	(491)
Class R4	—	(491)
Class R5	—	(491)
Class R6	—	(334,126)
Class Y	—	(491)
From net realized long-term gain on investments
Class A	(39,696)	(10,535)
Class C	(2,058)	(1,028)
Class R	(1,009)	(530)
Class R3	(1,013)	(530)
Class R4	(7,524)	(531)
Class R5	(1,018)	(531)
Class R6	(783,067)	(361,535)
Class Y	(1,018)	(531)
Increase from capital share transactions (Note 4)	1,647,807	3,127,939
Total increase in net assets	1,747,343	577,571

NET ASSETS
Beginning of year	8,372,876	7,795,305
End of year	$10,120,219	$8,372,876

The accompanying notes are an integral part of these financial statements.

60 Retirement Advantage Funds

Statement of changes in net assets cont.

2040 Fund —
INCREASE (DECREASE) IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$125,124	$141,037
Net realized gain (loss) of underlying Putnam fund shares	(304,793)	1,075,818
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	1,171,950	(2,346,449)
Net increase (decrease) in net assets resulting
from operations	992,281	(1,129,594)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,107)	(3,430)
Class C	(46)	(621)
Class R	(63)	(596)
Class R3	(90)	(627)
Class R4	(504)	(658)
Class R5	(135)	(675)
Class R6	(101,843)	(438,642)
Class Y	(135)	(675)
From net realized short-term gain on investments
Class A	—	(2,462)
Class C	—	(519)
Class R	—	(465)
Class R3	—	(465)
Class R4	—	(465)
Class R5	—	(466)
Class R6	—	(297,145)
Class Y	—	(466)
From net realized long-term gain on investments
Class A	(19,540)	(2,436)
Class C	(1,524)	(514)
Class R	(1,064)	(460)
Class R3	(1,067)	(460)
Class R4	(4,298)	(461)
Class R5	(1,072)	(461)
Class R6	(749,168)	(294,068)
Class Y	(1,072)	(461)
Increase from capital share transactions (Note 4)	3,244,700	2,027,503
Total increase (decrease) in net assets	3,353,253	(149,789)

NET ASSETS
Beginning of year	7,179,714	7,329,503
End of year	$10,532,967	$7,179,714

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 61

Statement of changes in net assets cont.

2035 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$281,704	$219,262
Net realized gain (loss) of underlying Putnam fund shares	(445,377)	1,360,237
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	1,612,944	(3,454,773)
Net increase (decrease) in net assets resulting
from operations	1,449,271	(1,875,274)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,992)	(27,890)
Class C	—	(531)
Class R	—	(572)
Class R3	(18)	(602)
Class R4	(119)	(631)
Class R5	(61)	(649)
Class R6	(85,721)	(730,405)
Class Y	(101)	(1,087)
Net realized short-term gain on investments
Class A	—	(25,169)
Class C	—	(568)
Class R	—	(569)
Class R3	—	(569)
Class R4	—	(570)
Class R5	—	(570)
Class R6	—	(630,322)
Class Y	—	(952)
From net realized long-term gain on investments
Class A	(54,569)	(15,008)
Class C	(1,098)	(339)
Class R	(758)	(339)
Class R3	(759)	(339)
Class R4	(1,753)	(340)
Class R5	(764)	(340)
Class R6	(913,918)	(375,850)
Class Y	(1,277)	(567)
Increase from capital share transactions (Note 4)	2,702,288	4,056,530
Total increase in net assets	3,087,651	366,478

NET ASSETS
Beginning of year	13,014,418	12,647,940
End of year	$16,102,069	$13,014,418

The accompanying notes are an integral part of these financial statements.

62 Retirement Advantage Funds

Statement of changes in net assets cont.

2030 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$293,589	$186,748
Net realized gain (loss) of underlying Putnam fund shares	(689,545)	936,966
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	1,284,973	(2,829,744)
Net increase (decrease) in net assets resulting
from operations	889,017	(1,706,030)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(7,603)	(15,185)
Class C	(447)	(1,701)
Class R	(95)	(482)
Class R3	(121)	(511)
Class R4	(1,417)	(539)
Class R5	(164)	(556)
Class R6	(196,212)	(655,990)
Class Y	(191)	(572)
Net realized short-term gain on investments
Class A	—	(10,741)
Class C	—	(1,313)
Class R	—	(389)
Class R3	—	(389)
Class R4	—	(389)
Class R5	—	(389)
Class R6	—	(449,886)
Class Y	—	(400)
From net realized long-term gain on investments
Class A	(28,958)	(9,947)
Class C	(3,088)	(1,216)
Class R	(554)	(359)
Class R3	(556)	(360)
Class R4	(5,099)	(361)
Class R5	(558)	(361)
Class R6	(627,390)	(416,643)
Class Y	(648)	(371)
Increase from capital share transactions (Note 4)	2,282,327	3,896,490
Total increase in net assets	2,298,243	621,410

NET ASSETS
Beginning of year	12,306,506	11,685,096
End of year	$14,604,749	$12,306,506

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 63

Statement of changes in net assets cont.

2025 Fund —
INCREASE (DECREASE) IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$273,007	$171,447
Net realized gain (loss) of underlying Putnam fund shares	(768,396)	271,976
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	1,026,563	(2,081,120)
Net increase (decrease) in net assets resulting
from operations	531,174	(1,637,697)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(4,548)	(54,664)
Class C	—	(1,494)
Class R	(9)	(285)
Class R3	(33)	(311)
Class R4	(697)	(338)
Class R5	(74)	(355)
Class R6	(99,758)	(385,547)
Class Y	(74)	(354)
From net realized short-term gain on investments
Class A	—	(35,053)
Class C	—	(1,202)
Class R	—	(219)
Class R3	—	(220)
Class R4	—	(220)
Class R5	—	(220)
Class R6	—	(231,533)
Class Y	—	(220)
From net realized long-term gain on investments
Class A	(17,559)	(26,869)
Class C	(1,008)	(922)
Class R	(143)	(168)
Class R3	(144)	(168)
Class R4	(1,515)	(168)
Class R5	(144)	(168)
Class R6	(171,190)	(177,475)
Class Y	(144)	(169)
Increase (decrease) from capital share transactions (Note 4)	(344,591)	3,315,126
Total increase (decrease) in net assets	(110,457)	759,087

NET ASSETS
Beginning of year	12,633,256	11,874,169
End of year	$12,522,799	$12,633,256

The accompanying notes are an integral part of these financial statements.

64 Retirement Advantage Funds

Statement of changes in net assets cont.

Maturity Fund —
INCREASE (DECREASE) IN NET ASSETS	Year ended 8/31/23	Year ended 8/31/22
Operations
Net investment income	$222,861	$77,130
Net realized gain (loss) of underlying Putnam fund shares	(403,037)	444,835
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	741,390	(2,223,680)
Net increase (decrease) in net assets resulting
from operations	561,214	(1,701,715)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(8,804)	(17,469)
Class C	(96)	(301)
Class R	(118)	(305)
Class R3	(133)	(309)
Class R4	(426)	(310)
Class R5	(165)	(313)
Class R6	(220,603)	(433,407)
Class Y	(395)	(313)
From net realized short-term gain on investments
Class A	—	(6,900)
Class C	—	(122)
Class R	—	(122)
Class R3	—	(122)
Class R4	—	(122)
Class R5	—	(122)
Class R6	—	(169,070)
Class Y	—	(122)
From net realized long-term gain on investments
Class A	(4,043)	(1,698)
Class C	(88)	(30)
Class R	(88)	(30)
Class R3	(88)	(30)
Class R4	(222)	(30)
Class R5	(88)	(30)
Class R6	(111,544)	(41,596)
Class Y	(212)	(30)
Increase (decrease) from capital share transactions (Note 4)	(216,561)	3,418,755
Total increase (decrease) in net assets	(2,460)	1,044,137

NET ASSETS
Beginning of year	12,715,429	11,671,292
End of year	$12,712,969	$12,715,429

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 65

Financial highlights
(For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.43	.03	1.36	1.39	(.02)	(.44)	(.46)	$10.36	15.57	$234.18		.32	13
August 31, 2022	11.88	.08	(1.86)	(1.78)	(.67)	—	(.67)	9.43	(15.94)	42.18		.79	10
August 31, 2021 ∆	10.00	(.02)	1.90	1.88	—	—	—	11.88	18.80 *	21	.12*	(.12)*	1*
Class C
August 31, 2023	$9.40	—[f]	1.30	1.30	—	(.44)	(.44)	$10.26	14.54	$32.93		(.03)	13
August 31, 2022	11.82	.01	(1.86)	(1.85)	(. 57)	—	(.57)	9.40	(16.50)	12.93		.06	10
August 31, 2021 ∆	10.00	(.07)	1.89	1.82	—	—	—	11.82	18.20*	12	.63*	(.63)*	1*
Class R
August 31, 2023	$9.42	.04	1.31	1.35	—	(.44)	(.44)	$10.33	15.06	$11	. 58.41		13
August 31, 2022	11.85	.05	(1.87)	(1.82)	(.61)	—	(.61)	9.42	(16.26)	10	. 58.47		10
August 31, 2021 ∆	10.00	(.04)	1.89	1.85	—	—	—	11.85	18.50*	12	.39*	(.39)*	1*
Class R3
August 31, 2023	$9.44	.06	1.32	1.38	—[f]	(.44)	(.44)	$10.38	15.37	$11.33		.66	13
August 31, 2022	11.87	.08	(1.87)	(1.79)	(.64)	—	(.64)	9.44	(16.03)	10.33		.72	10
August 31, 2021 ∆	10.00	(.02)	1.89	1.87	—	—	—	11.87	18.70*	12	. 22*	(.22)*	1*
Class R4
August 31, 2023	$9.46	.08	1.32	1.40	(.04)	(.44)	(.48)	$10.38	15.55	$57.08		.86	13
August 31, 2022	11.89	.06	(1.82)	(1.76)	(.67)	—	(.67)	9.46	(15.79)	34.08		. 54	10
August 31, 2021 ∆	10.00	(.01)	1.90	1.89	—	—	—	11.89	18.90*	12	.06*	(.06)*	1*
Class R5
August 31, 2023	$9.47	.10	1.31	1.41	(.04)	(.44)	(.48)	$10.40	15.71	$12	(.07)	1.06	13
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.68)	—	(.68)	9.47	(15.66)	10	(.07)	1.11	10
August 31, 2021 ∆	10.00	.01	1.89	1.90	—	—	—	11.90	19.00*	12	(.04)*	.04*	1*
Class R6
August 31, 2023	$9.47	.08	1.34	1.42	(.05)	(.44)	(.49)	$10.40	15.83	$141	(.17)	.81	13
August 31, 2022	11.91	.06	(1.80)	(1.74)	(.70)	—	(.70)	9.47	(15.65)	36	(.17)	.60	10
August 31, 2021 ∆	10.00	.01	1.90	1.91	—	—	—	11.91	19.10*	12	(.11)*	.11*	1*
Class Y
August 31, 2023	$9.46	.10	1.32	1.42	(.04)	(.44)	(.48)	$10.40	15.83	$25	(.07)	1.04	13
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.69)	—	(.69)	9.46	(15.73)	22	(.07)	1.11	10
August 31, 2021 ∆	10.00	—[f]	1.90	1.90	—	—	—	11.90	19.00*	27	(.04)*	.04*	1*

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 Retirement Advantage Funds	Retirement Advantage Funds 67

Financial highlights
(For a common share outstanding throughout the period) cont.

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.48	.04	1.31	1.35	(.03)	(. 55)	(.58)	$10.25	15.26	$372.17		.42	28
August 31, 2022	13.66	.08	(1.83)	(1.75)	(.75)	(1.68)	(2.43)	9.48	(15.91)	118.18		.75	25
August 31, 2021 †	10.66	.06	3.07	3.13	(.10)	(.03)	(.13)	13.66	29.56	71.18		. 50	61
Class C
August 31, 2023	$9.44	.02	1.24	1.26	—	(. 55)	(.55)	$10.15	14.32	$13.92		.16	28
August 31, 2022	13.59	.02	(1.85)	(1.83)	(.64)	(1.68)	(2.32)	9.44	(16.48)	11.93		.17	25
August 31, 2021 †	10.66	(.01)	3.04	3.03	(.07)	(.03)	(.10)	13.59	28.59	13.93		(.11)	61
Class R
August 31, 2023	$9.46	.05	1.25	1.30	—	(. 55)	(.55)	$10.21	14.73	$12	. 57	. 53	28
August 31, 2022	13.62	.06	(1.85)	(1.79)	(.69)	(1.68)	(2.37)	9.46	(16.22)	11	. 58	. 53	25
August 31, 2021 †	10.66	.03	3.04	3.07	(.08)	(.03)	(.11)	13.62	29.00	13	. 58.23		61
Class R3
August 31, 2023	$9.48	.07	1.26	1.33	(.01)	(. 55)	(.56)	$10.25	14.99	$12.32		.78	28
August 31, 2022	13.64	.09	(1.85)	(1.76)	(.72)	(1.68)	(2.40)	9.48	(15.97)	11.33		.78	25
August 31, 2021 †	10.66	.06	3.04	3.10	(.09)	(.03)	(.12)	13.64	29.29	13.33		.48	61
Class R4
August 31, 2023	$9.49	.08	1.28	1.36	(.04)	(. 55)	(.59)	$10.26	15.36	$27.07		.83	28
August 31, 2022	13.66	.09	(1.83)	(1.74)	(.75)	(1.68)	(2.43)	9.49	(15.81)	20.08		.80	25
August 31, 2021 †	10.66	.09	3.04	3.13	(.10)	(.03)	(.13)	13.66	29.58	13.08		.73	61
Class R5
August 31, 2023	$9.50	.11	1.27	1.38	(.05)	(. 55)	(.60)	$10.28	15.56	$13	(.08)	1.18	28
August 31, 2022	13.67	.13	(1.85)	(1.72)	(.77)	(1.68)	(2.45)	9.50	(15.67)	11	(.07)	1.18	25
August 31, 2021 †	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.73	13	(.07)	.88	61
Class R6
August 31, 2023	$9.51	.11	1.27	1.38	(.06)	(. 55)	(.61)	$10.28	15.57	$2,051	(.18)	1.13	28
August 31, 2022	13.68	.13	(1.84)	(1.71)	(.78)	(1.68)	(2.46)	9.51	(15.55)	1,050	(.17)	1.16	25
August 31, 2021	10.66	.11	3.05	3.16	(.11)	(.03)	(.14)	13.68	29.87	748	(.17)	.91	61
August 31, 2020 ‡	10.00	.01	.65	.66	—	—	—	10.66	6.60*	346	(.11)*	.11*	3*
Class Y
August 31, 2023	$9.51	.11	1.26	1.37	(.05)	(. 55)	(.60)	$10.28	15.44	$18	(.08)	1.17	28
August 31, 2022	13.67	.13	(1.84)	(1.71)	(.77)	(1.68)	(2.45)	9.51	(15.58)	14	(.07)	1.18	25
August 31, 2021 †	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.74	16	(.07)	.89	61

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 Retirement Advantage Funds	Retirement Advantage Funds 69

Financial highlights
(For a common share outstanding throughout the period) cont.

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.66	.07	1.19	1.26	(.06)	(.77)	(.83)	$10.09	14.28	$261.16		.69	37
August 31, 2022	13.43	.06	(1.83)	(1.77)	(.75)	(1.25)	(2.00)	9.66	(15.71)	171.17		. 59	25
August 31, 2021 †	10.63	.06	2.96	3.02	(.10)	(.12)	(.22)	13.43	28.67	37.18		. 53	46
Class C
August 31, 2023	$9.63	—[f]	1.17	1.17	—	(.77)	(.77)	$10.03	13.29	$15.91		—[g]	37
August 31, 2022	13.37	—[f]	(1.85)	(1.85)	(.64)	(1.25)	(1.89)	9.63	(16.28)	18.92		.03	25
August 31, 2021 †	10.63	(.01)	2.94	2.93	(.07)	(.12)	(.19)	13.37	27.78	13.93		(.11)	46
Class R
August 31, 2023	$9.65	.04	1.17	1.21	—[f]	(.77)	(.77)	$10.09	13.75	$12	. 56.40		37
August 31, 2022	13.40	.08	(1.90)	(1.82)	(.68)	(1.25)	(1.93)	9.65	(16.02)	11	. 57.71		25
August 31, 2021 †	10.63	.03	2.94	2.97	(.08)	(.12)	(.20)	13.40	28.21	13	. 58.23		46
Class R3
August 31, 2023	$9.67	.06	1.18	1.24	(.03)	(.77)	(.80)	$10.11	14.04	$12.31		.65	37
August 31, 2022	13.42	.11	(1.89)	(1.78)	(.72)	(1.25)	(1.97)	9.67	(15.78)	11.32		.95	25
August 31, 2021 †	10.63	.06	2.94	3.00	(.09)	(.12)	(.21)	13.42	28.50	13.33		.48	46
Class R4
August 31, 2023	$9.68	.08	1.19	1.27	(.06)	(.77)	(.83)	$10.12	14.39	$26.06		.86	37
August 31, 2022	13.44	.08	(1.84)	(1.76)	(.75)	(1.25)	(2.00)	9.68	(15.62)	30.07		.73	25
August 31, 2021 †	10.63	.09	2.94	3.03	(.10)	(.12)	(.22)	13.44	28.79	13.08		.73	46
Class R5
August 31, 2023	$9.69	.10	1.18	1.28	(.07)	(.77)	(.84)	$10.13	14.51	$12	(.09)	1.05	37
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021 †	10.63	.11	2.93	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46
Class R6
August 31, 2023	$9.70	.12	1.17	1.29	(.08)	(.77)	(.85)	$10.14	14.62	$3,551	(.19)	1.26	37
August 31, 2022	13.46	.15	(1.88)	(1.73)	(.78)	(1.25)	(2.03)	9.70	(15.37)	2,899	(.18)	1.38	25
August 31, 2021	10.63	.11	2.95	3.06	(.11)	(.12)	(.23)	13.46	29.08	2,274	(.17)	.91	46
August 31, 2020 ‡	10.00	.01	.62	.63	—	—	—	10.63	6.30*	1,234	(.11)*	.11*	23*
Class Y
August 31, 2023	$9.69	.10	1.18	1.28	(.07)	(.77)	(.84)	$10.13	14.51	$14	(.09)	1.04	37
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021 †	10.63	.10	2.94	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 Retirement Advantage Funds	Retirement Advantage Funds 71

Financial highlights
(For a common share outstanding throughout the period) cont.

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.54	.06	1.04	1.10	(.07)	(.87)	(.94)	$9.70	12.96	$329.15		.66	22
August 31, 2022	13.23	.04	(1.74)	(1.70)	(.73)	(1.26)	(1.99)	9.54	(15.35)	160.17		.38	39
August 31, 2021 †	10.60	.06	2.80	2.86	(.09)	(.14)	(.23)	13.23	27.38	19.17		. 53	59
Class C
August 31, 2023	$9.50	.01	1.03	1.04	—	(.87)	(.87)	$9.67	12.17	$13.90		.13	22
August 31, 2022	13.17	.06	(1.84)	(1.78)	(.63)	(1.26)	(1.89)	9.50	(16.00)	11.92		. 58	39
August 31, 2021 †	10.60	(.01)	2.79	2.78	(.07)	(.14)	(.21)	13.17	26.51	13.92		(.12)	59
Class R
August 31, 2023	$9.52	.05	1.03	1.08	(.02)	(.87)	(.89)	$9.71	12.60	$12	. 55.49		22
August 31, 2022	13.20	.10	(1.85)	(1.75)	(.67)	(1.26)	(1.93)	9.52	(15.74)	11	. 57.93		39
August 31, 2021 †	10.60	.03	2.79	2.82	(.08)	(.14)	(.22)	13.20	26.94	13	. 57.23		59
Class R3
August 31, 2023	$9.54	.07	1.02	1.09	(.04)	(.87)	(.91)	$9.72	12.78	$12.30		.74	22
August 31, 2022	13.22	.13	(1.85)	(1.72)	(.70)	(1.26)	(1.96)	9.54	(15.49)	11.32		1.18	39
August 31, 2021 †	10.60	.06	2.79	2.85	(.09)	(.14)	(.23)	13.22	27.23	13.32		.48	59
Class R4
August 31, 2023	$9.55	.08	1.05	1.13	(.08)	(.87)	(.95)	$9.73	13.17	$42.05		.87	22
August 31, 2022	13.24	.10	(1.80)	(1.70)	(.73)	(1.26)	(1.99)	9.55	(15.34)	28.07		.94	39
August 31, 2021 †	10.60	.09	2.79	2.88	(.10)	(.14)	(.24)	13.24	27.51	13.07		.73	59
Class R5
August 31, 2023	$9.56	.11	1.03	1.14	(.08)	(.87)	(.95)	$9.75	13.36	$12	(.10)	1.14	22
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	11	(.08)	1.58	39
August 31, 2021 †	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59
Class R6
August 31, 2023	$9.57	.11	1.04	1.15	(.09)	(.87)	(.96)	$9.76	13.48	$5,676	(.20)	1.21	22
August 31, 2022	13.26	.19	(1.86)	(1.67)	(.76)	(1.26)	(2.02)	9.57	(15.08)	4,165	(.18)	1.73	39
August 31, 2021	10.60	.11	2.79	2.90	(.10)	(.14)	(.24)	13.26	27.81	3,930	(.18)	.94	59
August 31, 2020 ‡	10.00	.01	. 59.60		—	—	—	10.60	6.00*	2,020	(.11)*	.11*	9*
Class Y
August 31, 2023	$9.56	.11	1.03	1.14	(.08)	(.87)	(.95)	$9.75	13.37	$13	(.10)	1.14	22
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	12	(.08)	1.57	39
August 31, 2021 †	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 Retirement Advantage Funds	Retirement Advantage Funds 73

Financial highlights
(For a common share outstanding throughout the period) cont.

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.68	.08	.96	1.04	(.11)	(.92)	(1.03)	$9.69	12.05	$549.15		.90	29
August 31, 2022	13.14	.12	(1.81)	(1.69)	(.70)	(1.07)	(1.77)	9.68	(15.04)	385.17		1.14	33
August 31, 2021 †	10.55	.09	2.64	2.73	(.10)	(.04)	(.14)	13.14	26.05	204.17		.76	44
Class C
August 31, 2023	$9.65	.01	.95	.96	(.03)	(.92)	(.95)	$9.66	11.14	$28.90		.13	29
August 31, 2022	13.09	.09	(1.86)	(1.77)	(.60)	(1.07)	(1.67)	9.65	(15.63)	21.92		.77	33
August 31, 2021 †	10.55	(.05)	2.69	2.64	(.06)	(.04)	(.10)	13.09	25.17	24.92		(.42)	44
Class R
August 31, 2023	$9.67	.05	.95	1.00	(.06)	(.92)	(.98)	$9.69	11.59	$12	. 55	. 54	29
August 31, 2022	13.12	.13	(1.87)	(1.74)	(.64)	(1.07)	(1.71)	9.67	(15.41)	11	. 57	1.13	33
August 31, 2021 †	10.55	.03	2.66	2.69	(.08)	(.04)	(.12)	13.12	25.59	13	. 57.22		44
Class R3
August 31, 2023	$9.69	.07	.95	1.02	(.08)	(.92)	(1.00)	$9.71	11.88	$12.30		.79	29
August 31, 2022	13.14	.15	(1.86)	(1.71)	(.67)	(1.07)	(1.74)	9.69	(15.16)	11.32		1.38	33
August 31, 2021 †	10.55	.06	2.66	2.72	(.09)	(.04)	(.13)	13.14	25.88	13.32		.47	44
Class R4
August 31, 2023	$9.71	.11	.93	1.04	(.12)	(.92)	(1.04)	$9.71	12.05	$74.05		1.21	29
August 31, 2022	13.16	.05	(1.73)	(1.68)	(.70)	(1.07)	(1.77)	9.71	(14.92)	79.07		.47	33
August 31, 2021 †	10.55	.09	2.65	2.74	(.09)	(.04)	(.13)	13.16	26.17	13.07		.72	44
Class R5
August 31, 2023	$9.72	.11	.94	1.05	(.12)	(.92)	(1.04)	$9.73	12.23	$12	(.10)	1.19	29
August 31, 2022	13.17	.20	(1.86)	(1.66)	(.72)	(1.07)	(1.79)	9.72	(14.77)	11	(.08)	1.77	33
August 31, 2021 †	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.87	44
Class R6
August 31, 2023	$9.72	.12	.94	1.06	(.13)	(.92)	(1.05)	$9.73	12.36	$9,338	(.20)	1.31	29
August 31, 2022	13.18	.21	(1.86)	(1.65)	(.74)	(1.07)	(1.81)	9.72	(14.76)	7,846	(.18)	1.91	33
August 31, 2021	10.55	.11	2.66	2.77	(.10)	(.04)	(.14)	13.18	26.46	7,504	(.18)	.95	44
August 31, 2020 ‡	10.00	.01	. 54.55		—	—	—	10.55	5.50*	4,295	(.11)*	.11*	14*
Class Y
August 31, 2023	$9.71	—[f]	1.06	1.06	(.12)	(.92)	(1.04)	$9.73	12.35	$95	(.10)	.01	29
August 31, 2022	13.17	.20	(1.87)	(1.67)	(.72)	(1.07)	(1.79)	9.71	(14.85)	11	(.08)	1.77	33
August 31, 2021 †	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.86	44

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 Retirement Advantage Funds	Retirement Advantage Funds 75

Financial highlights
(For a common share outstanding throughout the period) cont.

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.66	.09	.83	.92	(.10)	(.97)	(1.07)	$9.51	10.90	$485.18		.96	27
August 31, 2022	12.91	.09	(1.71)	(1.62)	(.67)	(.96)	(1.63)	9.66	(14.47)	171.19		.83	47
August 31, 2021 †	10.55	.08	2.47	2.55	(.10)	(.09)	(.19)	12.91	24.45	70.18		.65	45
Class C
August 31, 2023	$9.62	.02	.84	.86	(.03)	(.97)	(1.00)	$9.48	10.12	$26.93		.26	27
August 31, 2022	12.86	.07	(1.77)	(1.70)	(. 58)	(.96)	(1.54)	9.62	(15.12)	15.94		.60	47
August 31, 2021 †	10.55	(.02)	2.48	2.46	(.06)	(.09)	(.15)	12.86	23.60	14.93		(.15)	45
Class R
August 31, 2023	$9.64	.07	.82	.89	(.06)	(.97)	(1.03)	$9.50	10.45	$12	. 58.79		27
August 31, 2022	12.89	.12	(1.79)	(1.67)	(.62)	(.96)	(1.58)	9.64	(14.87)	11	. 59	1.10	47
August 31, 2021 †	10.55	.03	2.48	2.51	(.08)	(.09)	(.17)	12.89	24.03	12	. 58.26		45
Class R3
August 31, 2023	$9.66	.10	.81	.91	(.08)	(.97)	(1.05)	$9.52	10.75	$12.33		1.04	27
August 31, 2022	12.90	.15	(1.78)	(1.63)	(.65)	(.96)	(1.61)	9.66	(14.56)	11.34		1.35	47
August 31, 2021 †	10.55	.06	2.47	2.53	(.09)	(.09)	(.18)	12.90	24.22	12.33		. 51	45
Class R4
August 31, 2023	$9.67	.11	.82	.93	(.11)	(.97)	(1.08)	$9.52	11.02	$58.08		1.23	27
August 31, 2022	12.93	.09	(1.71)	(1.62)	(.68)	(.96)	(1.64)	9.67	(14.46)	41.09		.91	47
August 31, 2021 †	10.55	.09	2.47	2.56	(.09)	(.09)	(.18)	12.93	24.60	12.08		.75	45
Class R5
August 31, 2023	$9.68	.13	.82	.95	(.12)	(.97)	(1.09)	$9.54	11.21	$12	(.07)	1.44	27
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021 †	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45
Class R6
August 31, 2023	$9.69	.14	.82	.96	(.13)	(.97)	(1.10)	$9.55	11.33	$9,900	(.17)	1.49	27
August 31, 2022	12.95	.21	(1.80)	(1.59)	(.71)	(.96)	(1.67)	9.69	(14.21)	6,909	(.16)	1.92	47
August 31, 2021	10.55	.11	2.48	2.59	(.10)	(.09)	(.19)	12.95	24.89	7,183	(.17)	.98	45
August 31, 2020 ‡	10.00	.02	. 53.55		—	—	—	10.55	5.50*	4,335	(.11)*	.18*	32*
Class Y
August 31, 2023	$9.68	.11	.84	.95	(.12)	(.97)	(1.09)	$9.54	11.21	$28	(.07)	1.18	27
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021 †	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76 Retirement Advantage Funds	Retirement Advantage Funds 77

Financial highlights
(For a common share outstanding throughout the period) cont.

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.54	.14	.66	.80	(.04)	(.69)	(.73)	$9.61	9.21	$1,566.22		1.49	29
August 31, 2022	12.64	.12	(1.61)	(1.49)	(.66)	(.95)	(1.61)	9.54	(13.69)	720.23		1.16	51
August 31, 2021 †	10.56	.05	2.22	2.27	(.10)	(.09)	(.19)	12.64	21.67	449.22		.45	56
Class C
August 31, 2023	$9.51	.08	.65	.73	—	(.69)	(.69)	$9.55	8.45	$11.97		.87	29
August 31, 2022	12.58	.03	(1.60)	(1.57)	(. 55)	(.95)	(1.50)	9.51	(14.26)	26.98		.32	51
August 31, 2021 †	10.56	.01	2.17	2.18	(.07)	(.09)	(.16)	12.58	20.77	12.97		.12	56
Class R
August 31, 2023	$9.53	.11	.65	.76	—	(.69)	(.69)	$9.60	8.75	$11.62		1.19	29
August 31, 2022	12.61	.10	(1.63)	(1.53)	(.60)	(.95)	(1.55)	9.53	(14.00)	10.63		.92	51
August 31, 2021 †	10.56	.05	2.17	2.22	(.08)	(.09)	(.17)	12.61	21.19	12.62		.47	56
Class R3
August 31, 2023	$9.54	.13	.67	.80	(.02)	(.69)	(.71)	$9.63	9.15	$11.37		1.44	29
August 31, 2022	12.63	.13	(1.64)	(1.51)	(.63)	(.95)	(1.58)	9.54	(13.84)	10.38		1.17	51
August 31, 2021 †	10.56	.08	2.17	2.25	(.09)	(.09)	(.18)	12.63	21.48	12.37		.72	56
Class R4
August 31, 2023	$9.56	.15	.66	.81	(.05)	(.69)	(.74)	$9.63	9.29	$32.12		1.66	29
August 31, 2022	12.65	.13	(1.61)	(1.48)	(.66)	(.95)	(1.61)	9.56	(13.59)	21.13		1.23	51
August 31, 2021 †	10.56	.11	2.17	2.28	(.10)	(.09)	(.19)	12.65	21.77	12.12		.97	56
Class R5
August 31, 2023	$9.57	.17	.66	.83	(.06)	(.69)	(.75)	$9.65	9.50	$12	(.03)	1.84	29
August 31, 2022	12.66	.17	(1.64)	(1.47)	(.67)	(.95)	(1.62)	9.57	(13.44)	11	(.02)	1.57	51
August 31, 2021 †	10.56	.13	2.16	2.29	(.10)	(.09)	(.19)	12.66	21.92	12	(.03)	1.12	56
Class R6
August 31, 2023	$9.58	.18	.66	.84	(.07)	(.69)	(.76)	$9.66	9.61	$14,440	(.13)	1.93	29
August 31, 2022	12.67	.18	(1.63)	(1.45)	(.69)	(.95)	(1.64)	9.58	(13.34)	12,199	(.12)	1.68	51
August 31, 2021	10.56	.14	2.17	2.31	(.11)	(.09)	(.20)	12.67	22.06	12,118	(.13)	1.18	56
August 31, 2020 ‡	10.00	.07	.49	.56	—	—	—	10.56	5.60*	6,497	(.08)*	.68*	23*
Class Y
August 31, 2023	$9.57	.17	.66	.83	(.06)	(.69)	(.75)	$9.65	9.50	$19	(.03)	1.84	29
August 31, 2022	12.66	.17	(1.63)	(1.46)	(.68)	(.95)	(1.63)	9.57	(13.43)	18	(.02)	1.57	51
August 31, 2021 †	10.56	.12	2.17	2.29	(.10)	(.09)	(.19)	12.66	21.92	20	(.03)	1.06	56

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78 Retirement Advantage Funds	Retirement Advantage Funds 79

Financial highlights
(For a common share outstanding throughout the period) cont.

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.53	.18	.38	.56	(.14)	(. 52)	(.66)	$9.43	6.36	$951.25		1.90	35
August 31, 2022	12.29	.11	(1.52)	(1.41)	(. 57)	(.78)	(1.35)	9.53	(12.89)	513.28		1.07	52
August 31, 2021 †	10.55	.10	1.77	1.87	(.12)	(.01)	(.13)	12.29	17.86	195.28		.83	61
Class C
August 31, 2023	$9.45	.10	.39	.49	(.08)	(. 52)	(.60)	$9.34	5.58	$115	1.00	1.11	35
August 31, 2022	12.23	.05	(1.52)	(1.47)	(. 53)	(.78)	(1.31)	9.45	(13.50)	57	1.03	.49	52
August 31, 2021 †	10.55	.02	1.76	1.78	(.09)	(.01)	(.10)	12.23	16.99	27	1.03	.16	61
Class R
August 31, 2023	$9.53	.14	.38	.52	(.09)	(. 52)	(.61)	$9.44	5.92	$11.65		1.50	35
August 31, 2022	12.26	.10	(1.55)	(1.45)	(. 50)	(.78)	(1.28)	9.53	(13.20)	10.68		.90	52
August 31, 2021 †	10.55	.08	1.74	1.82	(.10)	(.01)	(.11)	12.26	17.42	12.68		.71	61
Class R3
August 31, 2023	$9.54	.16	.39	.55	(.11)	(. 52)	(.63)	$9.46	6.30	$11.40		1.75	35
August 31, 2022	12.28	.12	(1.55)	(1.43)	(. 53)	(.78)	(1.31)	9.54	(13.03)	10.43		1.15	52
August 31, 2021 †	10.55	.11	1.74	1.85	(.11)	(.01)	(.12)	12.28	17.70	12.43		.96	61
Class R4
August 31, 2023	$9.56	.19	.38	.57	(.14)	(. 52)	(.66)	$9.47	6.54	$15.15		2.02	35
August 31, 2022	12.30	.11	(1.51)	(1.40)	(. 56)	(.78)	(1.34)	9.56	(12.79)	101.18		1.15	52
August 31, 2021 †	10.55	.14	1.74	1.88	(.12)	(.01)	(.13)	12.30	17.98	12.18		1.21	61
Class R5
August 31, 2023	$9.57	.20	.38	.58	(.15)	(. 52)	(.67)	$9.48	6.64	$11	—[g]	2.15	35
August 31, 2022	12.31	.17	(1.55)	(1.38)	(. 58)	(.78)	(1.36)	9.57	(12.64)	10.03		1.55	52
August 31, 2021 †	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.36	61
Class R6
August 31, 2023	$9.57	.21	.39	.60	(.16)	(. 52)	(.68)	$9.49	6.86	$13,477	(.10)	2.25	35
August 31, 2022	12.31	.16	(1.53)	(1.37)	(. 59)	(.78)	(1.37)	9.57	(12.56)	11,594	(.07)	1.49	52
August 31, 2021	10.55	.16	1.74	1.90	(.13)	(.01)	(.14)	12.31	18.17	11,404	(.07)	1.38	61
August 31, 2020 ‡	10.00	.12	.43	.55	—	—	—	10.55	5.50 *	5,698	(.05)*	1.21*	20*
Class Y
August 31, 2023	$9.57	.20	.38	.58	(.15)	(. 52)	(.67)	$9.48	6.65	$14	—[g]	2.14	35
August 31, 2022	12.31	.17	(1.55)	(1.38)	(. 58)	(.78)	(1.36)	9.57	(12.64)	12.03		1.54	52
August 31, 2021 †	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.35	61

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 Retirement Advantage Funds	Retirement Advantage Funds 81

Financial highlights
(For a common share outstanding throughout the period) cont.

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.38	.17	.19	.36	(.04)	(.14)	(.18)	$9.56	3.89	$1,204.30		1.83	46
August 31, 2022	11.46	.09	(1.42)	(1.33)	(.35)	(.40)	(.75)	9.38	(12.36)	1,639.33		.90	49
August 31, 2021 †	10.55	.14	1.00	1.14	(.17)	(.06)	(.23)	11.46	11.04	1,433.32		1.31	56
Class C
August 31, 2023	$9.34	.10	.19	.29	—	(.14)	(.14)	$9.49	3.17	$53	1.05	1.11	46
August 31, 2022	11.42	.03	(1.43)	(1.40)	(.28)	(.40)	(.68)	9.34	(12.98)	66	1.08	.31	49
August 31, 2021 †	10.55	.04	1.03	1.07	(.14)	(.06)	(.20)	11.42	10.28	60	1.07	.34	56
Class R
August 31, 2023	$9.38	.14	.18	.32	(.01)	(.14)	(.15)	$9.55	3.47	$10.70		1.48	46
August 31, 2022	11.44	.07	(1.44)	(1.37)	(.29)	(.40)	(.69)	9.38	(12.68)	10.73		.66	49
August 31, 2021 †	10.55	.10	1.00	1.10	(.15)	(.06)	(.21)	11.44	10.61	11.72		.92	56
Class R3
August 31, 2023	$9.40	.16	.18	.34	(.03)	(.14)	(.17)	$9.57	3.73	$10.45		1.73	46
August 31, 2022	11.46	.09	(1.43)	(1.34)	(.32)	(.40)	(.72)	9.40	(12.45)	10.48		.91	49
August 31, 2021 †	10.55	.13	1.00	1.13	(.16)	(.06)	(.22)	11.46	10.88	11.47		1.17	56
Class R4
August 31, 2023	$9.41	.18	.18	.36	(.06)	(.14)	(.20)	$9.57	3.98	$100.20		1.96	46
August 31, 2022	11.48	.11	(1.43)	(1.32)	(.35)	(.40)	(.75)	9.41	(12.29)	105.23		1.15	49
August 31, 2021 †	10.55	.15	1.01	1.16	(.17)	(.06)	(.23)	11.48	11.17	11.22		1.42	56
Class R5
August 31, 2023	$9.42	.20	.18	.38	(.07)	(.14)	(.21)	$9.59	4.16	$10.05		2.13	46
August 31, 2022	11.49	.14	(1.44)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.31	49
August 31, 2021 †	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	11.07		1.57	56
Class R6
August 31, 2023	$9.42	.21	.18	.39	(.08)	(.14)	(.22)	$9.59	4.27	$11,085	(.05)	2.22	46
August 31, 2022	11.49	.15	(1.44)	(1.29)	(.38)	(.40)	(.78)	9.42	(12.05)	10,784	(.02)	1.45	49
August 31, 2021	10.55	.18	1.00	1.18	(.18)	(.06)	(.24)	11.49	11.36	10,325	(.03)	1.63	56
August 31, 2020 ‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,137	(.02)*	1.19*	26*
Class Y
August 31, 2023	$9.42	.25	.13	.38	(.07)	(.14)	(.21)	$9.59	4.16	$51.05		2.62	46
August 31, 2022	11.49	.13	(1.43)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.30	49
August 31, 2021 †	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	12.07		1.56	56

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

82 Retirement Advantage Funds	Retirement Advantage Funds 83

Financial highlights
(For a common share outstanding throughout the period) cont.

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2023	$9.50	.14	.22	. 36	(.14)	(.09)	(.23)	$9.63	3.83	$640.41		1.51	33
August 31, 2022	11.26	.03	(1.31)	(1.28)	(.32)	(.16)	(.48)	9.50	(11.91)	441	. 57.25		46
August 31, 2021 †	10.49	(.01)	.95	.94	(.16)	(.01)	(.17)	11.26	9.06	565.60		(.06)	41
Class C
August 31, 2023	$9.37	.06	.22	. 28	(.09)	(.09)	(.18)	$9.47	3.06	$10	1.16	.63	33
August 31, 2022	11.19	(.06)	(1.29)	(1.35)	(.31)	(.16)	(.47)	9.37	(12.59)	9	1.32	(. 56)	46
August 31, 2021 †	10.49	.05	.81	.86	(.15)	(.01)	(.16)	11.19	8.25	11	1.35	.49	41
Class R
August 31, 2023	$9.43	.09	.23	.32	(.12)	(.09)	(.21)	$9.54	3.37	$10.81		.98	33
August 31, 2022	11.22	(.02)	(1.29)	(1.31)	(.32)	(.16)	(.48)	9.43	(12.26)	10.97		(.21)	46
August 31, 2021 †	10.49	.09	.81	.90	(.16)	(.01)	(.17)	11.22	8.60	11	1.00	.84	41
Class R3
August 31, 2023	$9.47	.12	.22	. 34	(.13)	(.09)	(.22)	$9.59	3.63	$10	. 56	1.23	33
August 31, 2022	11.24	—[f]	(1.29)	(1.29)	(.32)	(.16)	(.48)	9.47	(12.03)	10.72		.04	46
August 31, 2021 †	10.49	.12	.80	.92	(.16)	(.01)	(.17)	11.24	8.84	11.75		1.09	41
Class R4
August 31, 2023	$9.51	.15	.22	.37	(.15)	(.09)	(.24)	$9.64	3.94	$29.31		1.55	33
August 31, 2022	11.26	.02	(1.29)	(1.27)	(.32)	(.16)	(.48)	9.51	(11.81)	22.47		.18	46
August 31, 2021 †	10.49	.14	.80	.94	(.16)	(.01)	(.17)	11.26	9.08	11	. 50	1.34	41
Class R5
August 31, 2023	$9.53	.15	.24	. 39	(.16)	(.09)	(.25)	$9.67	4.14	$10.16		1.63	33
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	10.32		.44	46
August 31, 2021 †	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41
Class R6
August 31, 2023	$9.56	.16	.23	. 39	(.17)	(.09)	(.26)	$9.69	4.12	$11,980.06		1.73	33
August 31, 2022	11.29	.06	(1.31)	(1.25)	(.32)	(.16)	(.48)	9.56	(11.57)	12,192.22		. 58	46
August 31, 2021	10.49	.20	.78	.98	(.17)	(.01)	(.18)	11.29	9.42	11,041.25		1.86	41
August 31, 2020 ‡	10.00	(.01)	. 50.49		—	—	—	10.49	4.90*	2,152	.17*	(.07)*	6*
Class Y
August 31, 2023	$9.53	.16	.23	. 39	(.16)	(.09)	(.25)	$9.67	4.14	$24.16		1.63	33
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	22.32		.43	46
August 31, 2021 †	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

84 Retirement Advantage Funds	Retirement Advantage Funds 85

Financial highlights cont.

* Not annualized.

∆ For the period December 30, 2020 (commencement of operations) to August 31, 2021.

† For the period September 1, 2020 (commencement of operations) to August 31, 2021.

‡ For the period December 31, 2019 (commencement of operations) to August 31, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	8/31/23	8/31/22	8/31/21	8/31/20
2065 Fund
Classes A, C, R, R3, R4, R5, R6 and Y	28.50%	70.37%	99.33%	N/A
2060 Fund
Classes A, C, R, R3, R4, R5, and Y	5.12	7.76	12.96	N/A
Class R6	5.12	7.76	12.96	29.98%
2055 Fund
Classes A, C, R, R3, R4, R5, and Y	3.11	3.54	5.93	N/A
Class R6	3.11	3.54	5.93	8.82
2050 Fund
Classes A, C, R, R3, R4, R5, and Y	2.43	2.67	4.00	N/A
Class R6	2.43	2.67	4.00	6.16
2045 Fund
Classes A, C, R, R3, R4, R5, and Y	1.79	1.83	2.62	N/A
Class R6	1.79	1.83	2.62	4.00
2040 Fund
Classes A, C, R, R3, R4, R5, and Y	1.79	1.88	2.73	N/A
Class R6	1.79	1.88	2.73	3.98
2035 Fund
Classes A, C, R, R3, R4, R5, and Y	1.37	1.40	2.08	N/A
Class R6	1.37	1.40	2.08	3.25
2030 Fund
Classes A, C, R, R3, R4, R5, and Y	1.40	1.36	2.10	N/A
Class R6	1.40	1.36	2.10	3.38
2025 Fund
Classes A, C, R, R3, R4, R5, and Y	1.39	1.30	2.10	N/A
Class R6	1.39	1.30	2.10	3.46
Maturity Fund
Classes A, C, R, R3, R4, R5, and Y	1.22	1.04	1.86	N/A
Class R6	1.22	1.04	1.86	16.03

f Amount represents less than $0.01 per share.

g Amount represents less than 0.01% per share.

The accompanying notes are an integral part of these financial statements.

86 Retirement Advantage Funds

Notes to financial statements 8/31/23

Unless otherwise noted, the “reporting period” represents the period from September 1, 2022 through August 31, 2023. The following table defines commonly used references within the Notes to financial statements.

References to	Represent
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
the SEC	the Securities and Exchange Commission
PIL	Putnam Investments Limited, an affiliate of Putnam Management

Each of the Putnam Retirement Advantage Funds (collectively the funds) are named the following:

Putnam Retirement Advantage 2065 Fund (2065 Fund)	Putnam Retirement Advantage 2040 Fund (2040 Fund)
Putnam Retirement Advantage 2060 Fund (2060 Fund)	Putnam Retirement Advantage 2035 Fund (2035 Fund)
Putnam Retirement Advantage 2055 Fund (2055 Fund)	Putnam Retirement Advantage 2030 Fund (2030 Fund)
Putnam Retirement Advantage 2050 Fund (2050 Fund)	Putnam Retirement Advantage 2025 Fund (2025 Fund)
Putnam Retirement Advantage 2045 Fund (2045 Fund)	Putnam Retirement Advantage Maturity Fund (Maturity Fund)

Each fund is a diversified series of Putnam Target Date Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request. As of August 31, 2023, each fund may invest in the following diversified funds:

Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund
Putnam Dynamic Asset Allocation Equity Fund
Putnam Dynamic Asset Allocation Growth Fund
Putnam Multi-Asset Income Fund
Putnam Short Term Investment Fund

Retirement Advantage Funds 87

Each fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%/4.00%†	bought with no initial sales charge	None
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R*	None	None	None
Class R3*	None	None	None
Class R4*	None	None	None
Class R5*	None	None	None
Class R6*	None	None	None
Class Y*	None	None	None

* Not available to all investors.

† Sales charge 5.75% for all funds except Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to each fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

88 Retirement Advantage Funds

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the funds will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2023, the following funds had capital loss carryovers in the following amounts to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
	Short-term	Long-term	Total
2045 Fund	$3,073	$201,815	$204,888
2035 Fund	11,408	27,453	38,861
2025 Fund	—	212,423	212,423

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
2065 Fund	losses on wash sale transactions
2060 Fund	losses on wash sale transactions
2055 Fund	losses on wash sale transactions
2050 Fund	losses on wash sale transactions
2045 Fund	losses on wash sale transactions
2040 Fund	losses on wash sale transactions
2035 Fund	losses on wash sale transactions
2030 Fund	losses on wash sale transactions
2025 Fund	losses on wash sale transactions
Maturity Fund	losses on wash sale transactions

Retirement Advantage Funds 89

Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the following funds reclassified the following amounts:

		Accumulated net
	Undistributed net	realized gain/(loss) on
	investment income	investment transactions	Paid-in-capital
2045 Fund	$(1,362)	$5,104	$(3,742)
2025 Fund	(3,057)	3,057	—

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

							Cost for
			Net unrealized	Undistributed			federal
	Unrealized	Unrealized	appreciation/	ordinary	Undistributed	Capital loss	income tax
	appreciation	(depreciation)	depreciation	income	long-term gain	carryover	purposes
2065 Fund	$16,102	$(23,888)	$(7,786)	$923	$23,411	$—	$531,339
2060 Fund	118,221	(238,258)	(120,037)	10,275	181,616	—	2,638,107
2055 Fund	23,665	(193,174)	(169,509)	16,832	101,772	—	4,071,436
2050 Fund	9,917	(339,802)	(329,885)	16,890	157,542	—	6,438,002
2045 Fund	206,166	(459,122)	(252,956)	—	—	(204,888)	10,370,508
2040 Fund	375,023	(867,839)	(492,816)	42,595	92,612	—	11,023,396
2035 Fund	439,292	(1,787,333)	(1,348,041)	276,753	204,008	(38,861)	17,447,612
2030 Fund	194,053	(1,901,997)	(1,707,944)	192,575	123,306	—	16,310,779
2025 Fund	98,184	(1,388,692)	(1,290,508)	266,140	—	(212,423)	13,813,290
Maturity Fund	63,381	(1,366,054)	(1,302,673)	3,919	18,496	—	14,017,421

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.45%
2060 Fund	0.44%
2055 Fund	0.43%
2050 Fund	0.42%
2045 Fund	0.41%
2040 Fund	0.40%
2035 Fund	0.39%
2030 Fund	0.38%
2025 Fund	0.37%

90 Retirement Advantage Funds

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2026 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$1,758
2060 Fund	11,112
2055 Fund	21,821
2050 Fund	32,490
2045 Fund	57,494
2040 Fund	53,045
2035 Fund	85,881
2030 Fund	72,864
2025 Fund	63,173
Maturity Fund	50,695

Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least December 30, 2026 in an amount sufficient to result in total annual fund operating expenses for the fund’s class A, C, R, R3, R4, R5, R6 and Y shares (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$78,573
2060 Fund	79,490
2055 Fund	84,889
2050 Fund	89,657
2045 Fund	101,700
2040 Fund	99,841
2035 Fund	117,932
2030 Fund	112,167
2025 Fund	111,322
Maturity Fund	107,574

PIL is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of each fund managed by PIL.

Retirement Advantage Funds 91

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund at the following class specific rates. During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%	Total
2065 Fund	$130	$19	$29	$29	$120	$13	$16	$29	$385
2060 Fund	269	14	31	31	63	14	367	19	$808
2055 Fund	249	18	31	31	77	14	784	16	$1,220
2050 Fund	302	14	31	31	95	14	1,172	15	$1,674
2045 Fund	560	30	30	31	205	14	2,066	53	$2,989
2040 Fund	324	25	30	30	131	14	2,042	17	$2,613
2035 Fund	1,270	18	29	29	71	14	3,431	23	$4,885
2030 Fund	770	97	28	29	264	13	3,086	16	$4,303
2025 Fund	1,536	81	27	27	271	12	2,777	27	$4,758
Maturity Fund	694	12	26	27	71	12	3,089	29	$3,960

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%	Total
2065 Fund	$263	$156	$52	$26	$497
2060 Fund	540	115	57	28	$740
2055 Fund	499	145	56	28	$728
2050 Fund	605	112	56	28	$801
2045 Fund	1,120	236	55	28	$1,439
2040 Fund	652	202	55	27	$936
2035 Fund	2,551	145	53	27	$2,776
2030 Fund	1,545	778	52	26	$2,401
2025 Fund	3,069	647	49	24	$3,789
Maturity Fund	1,388	95	48	24	$1,555

92 Retirement Advantage Funds

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares and received contingent deferred sales charges from redemptions of class C shares in the following amounts:

	Class A
	Net Commissions	Class C CDSC
2065 Fund	$412	$—
2060 Fund	5,907	—
2055 Fund	410	52
2050 Fund	1,673	—
2045 Fund	1,646	—
2040 Fund	2,582	—
2035 Fund	1,538	—
2030 Fund	3,351	—
2025 Fund	274	—

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$7
2060 Fund	50
2050 Fund	26
2045 Fund	32
2040 Fund	3
2025 Fund	37

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$365,782	$38,083
2060 Fund	1,682,930	504,350
2055 Fund	1,866,865	1,282,126
2050 Fund	2,438,815	1,130,174
2045 Fund	3,578,007	2,644,586
2040 Fund	4,918,887	2,294,696
2035 Fund	6,763,381	4,380,214
2030 Fund	6,832,886	4,663,080
2025 Fund	5,778,221	5,764,534
Maturity Fund	4,341,216	4,527,023

Retirement Advantage Funds 93

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	19,398	$189,489	2,545	$27,971
Shares issued in connection with
reinvestment of distributions	269	2,384	175	1,998
	19,667	191,873	2,720	29,969
Shares repurchased	(1,538)	(14,911)	(23)	(250)
Net increase	18,129	$176,962	2,697	$29,719

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	1,752	$17,548	208	$2,080
Shares issued in connection with
reinvestment of distributions	71	623	50	571
	1,823	18,171	258	2,651
Shares repurchased	(4)	(35)	(3)	(35)
Net increase	1,819	$18,136	255	$2,616

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	52	459	53	610
	52	459	53	610
Shares repurchased	—	—	—	—
Net increase	52	$459	53	$610

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	52	461	56	638
	52	461	56	638
Shares repurchased	—	—	—	—
Net increase	52	$461	56	$638

94 Retirement Advantage Funds

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,829	$17,526	2,491	$25,615
Shares issued in connection with
reinvestment of distributions	220	1,950	58	667
	2,049	19,476	2,549	26,282
Shares repurchased	(94)	(874)	(7)	(69)
Net increase	1,955	$18,602	2,542	$26,213

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	57	504	60	684
	57	504	60	684
Shares repurchased	—	—	—	—
Net increase	57	$504	60	$684

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	11,402	$111,909	3,840	$42,440
Shares issued in connection with
reinvestment of distributions	247	2,197	61	695
	11,649	114,106	3,901	43,135
Shares repurchased	(1,866)	(17,777)	(1,129)	(12,227)
Net increase	9,783	$96,329	2,772	$30,908

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	52	$500	—	$—
Shares issued in connection with
reinvestment of distributions	122	1,085	132	1,510
	174	1,585	132	1,510
Shares repurchased	(50)	(474)	(37)	(436)
Net increase	124	$1,111	95	$1,074

2060 Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	28,200	$268,506	16,325	$177,250
Shares issued in connection with
reinvestment of distributions	966	8,491	1,502	17,208
	29,166	276,997	17,827	194,458
Shares repurchased	(5,264)	(52,796)	(10,567)	(111,031)
Net increase	23,902	$224,201	7,260	$83,427

Retirement Advantage Funds 95

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	25	$240	17	$175
Shares issued in connection with
reinvestment of distributions	74	644	192	2,197
	99	884	209	2,372
Shares repurchased	—	—	—	—
Net increase	99	$884	209	$2,372

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	72	632	196	2,239
	72	632	196	2,239
Shares repurchased	—	—	—	—
Net increase	72	$632	196	$2,239

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	73	641	198	2,271
	73	641	198	2,271
Shares repurchased	—	—	—	—
Net increase	73	$641	198	$2,271

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	452	$4,296	938	$9,771
Shares issued in connection with
reinvestment of distributions	149	1,309	201	2,304
	601	5,605	1,139	12,075
Shares repurchased	(36)	(326)	(3)	(29)
Net increase	565	$5,279	1,136	$12,046

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	78	689	203	2,323
	78	689	203	2,323
Shares repurchased	—	—	—	—
Net increase	78	$689	203	$2,323

96 Retirement Advantage Funds

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	116,026	$1,118,407	52,284	$578,703
Shares issued in connection with
reinvestment of distributions	9,503	83,625	14,515	166,339
	125,529	1,202,032	66,799	745,042
Shares repurchased	(36,454)	(354,454)	(11,092)	(120,066)
Net increase	89,075	$847,578	55,707	$624,976

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	171	$1,649	16	$210
Shares issued in connection with
reinvestment of distributions	104	917	259	2,976
	275	2,566	275	3,186
Shares repurchased	(3)	(25)	(2)	(25)
Net increase	272	$2,541	273	$3,161

2055 Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	7,667	$73,719	14,952	$149,432
Shares issued in connection with
reinvestment of distributions	1,755	15,335	709	8,257
	9,422	89,054	15,661	157,689
Shares repurchased	(1,270)	(11,816)	(704)	(7,475)
Net increase	8,152	$77,238	14,957	$150,214

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	242	$2,400	798	$8,799
Shares issued in connection with
reinvestment of distributions	121	1,057	155	1,807
	363	3,457	953	10,606
Shares repurchased	(782)	(7,535)	(6)	(60)
Net increase (decrease)	(419)	$(4,078)	947	$10,546

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	98	859	159	1,852
	98	859	159	1,852
Shares repurchased	—	—	—	—
Net increase	98	$859	159	$1,852

Retirement Advantage Funds 97

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	102	890	162	1,882
	102	890	162	1,882
Shares repurchased	—	—	—	—
Net increase	102	$890	162	$1,882

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	533	$5,070	4,366	$46,345
Shares issued in connection with
reinvestment of distributions	279	2,442	165	1,915
	812	7,512	4,531	48,260
Shares repurchased	(1,381)	(12,990)	(2,396)	(25,865)
Net increase (decrease)	(569)	$(5,478)	2,135	$22,395

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	107	939	166	1,935
	107	939	166	1,935
Shares repurchased	—	—	—	—
Net increase	107	$939	166	$1,935

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	127,555	$1,231,580	145,284	$1,633,980
Shares issued in connection with
reinvestment of distributions	31,627	277,055	35,484	413,385
	159,182	1,508,635	180,768	2,047,365
Shares repurchased	(107,710)	(1,018,667)	(50,952)	(543,016)
Net increase	51,472	$489,968	129,816	$1,504,349

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	51	$480	43	$480
Shares issued in connection with
reinvestment of distributions	114	1,001	170	1,986
	165	1,481	213	2,466
Shares repurchased	(3)	(25)	(2)	(25)
Net increase	162	$1,456	211	$2,441

98 Retirement Advantage Funds

2050 Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	16,693	$152,199	14,964	$145,312
Shares issued in connection with
reinvestment of distributions	2,277	19,353	342	3,909
	18,970	171,552	15,306	149,221
Shares repurchased	(1,774)	(16,171)	(12)	(125)
Net increase	17,196	$155,381	15,294	$149,096

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	75	$700	—	$—
Shares issued in connection with
reinvestment of distributions	114	972	158	1,808
	189	1,672	158	1,808
Shares repurchased	—	—	—	—
Net increase	189	$1,672	158	$1,808

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	117	997	161	1,851
	117	997	161	1,851
Shares repurchased	—	—	—	—
Net increase	117	$997	161	$1,851

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	120	1,028	165	1,883
	120	1,028	165	1,883
Shares repurchased	—	—	—	—
Net increase	120	$1,028	165	$1,883

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,325	$12,289	1,842	$19,103
Shares issued in connection with
reinvestment of distributions	375	3,195	167	1,914
	1,700	15,484	2,009	21,017
Shares repurchased	(396)	(3,631)	(6)	(53)
Net increase	1,304	$11,853	2,003	$20,964

Retirement Advantage Funds 99

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	127	1,077	169	1,934
	127	1,077	169	1,934
Shares repurchased	—	—	—	—
Net increase	127	$1,077	169	$1,934

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	182,713	$1,716,131	211,125	$2,339,567
Shares issued in connection with
reinvestment of distributions	52,973	451,855	60,869	696,340
	235,686	2,167,986	271,994	3,035,907
Shares repurchased	(89,106)	(822,992)	(133,168)	(1,432,067)
Net increase	146,580	$1,344,994	138,826	$1,603,840

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	99	$1,000
Shares issued in connection with
reinvestment of distributions	138	1,172	169	1,934
	138	1,172	268	2,934
Shares repurchased	—	—	—	—
Net increase	138	$1,172	268	$2,934

2045 Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	18,209	$169,988	22,403	$242,848
Shares issued in connection with
reinvestment of distributions	5,155	44,231	2,916	33,622
	23,364	214,219	25,319	276,470
Shares repurchased	(6,363)	(59,230)	(1,127)	(11,861)
Net increase	17,001	$154,989	24,192	$264,609

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	512	$4,746	38	$368
Shares issued in connection with
reinvestment of distributions	247	2,121	268	3,097
	759	6,867	306	3,465
Shares repurchased	(6)	(50)	—	—
Net increase	753	$6,817	306	$3,465

100 Retirement Advantage Funds

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	125	1,073	141	1,634
	125	1,073	141	1,634
Shares repurchased	—	—	—	—
Net increase	125	$1,073	141	$1,634

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	128	1,104	144	1,665
	128	1,104	144	1,665
Shares repurchased	—	—	—	—
Net increase	128	$1,104	144	$1,665

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	509	$4,762	8,375	$88,850
Shares issued in connection with
reinvestment of distributions	986	8,474	147	1,696
	1,495	13,236	8,522	90,546
Shares repurchased	(2,029)	(18,632)	(1,338)	(14,346)
Net increase (decrease)	(534)	$(5,396)	7,184	$76,200

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	134	1,154	148	1,715
	134	1,154	148	1,715
Shares repurchased	—	—	—	—
Net increase	134	$1,154	148	$1,715

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	293,686	$2,765,322	342,753	$3,853,895
Shares issued in connection with
reinvestment of distributions	104,331	897,247	101,727	1,175,969
	398,017	3,662,569	444,480	5,029,864
Shares repurchased	(245,656)	(2,255,231)	(206,981)	(2,252,928)
Net increase	152,361	$1,407,338	237,499	$2,776,936

Retirement Advantage Funds 101

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	8,523	$79,574	—	$—
Shares issued in connection with
reinvestment of distributions	134	1,154	148	1,715
	8,657	80,728	148	1,715
Shares repurchased	—	—	—	—
Net increase	8,657	$80,728	148	$1,715

2040 Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	44,107	$410,710	13,759	$142,240
Shares issued in connection with
reinvestment of distributions	2,547	21,647	729	8,328
	46,654	432,357	14,488	150,568
Shares repurchased	(13,368)	(123,771)	(2,178)	(24,366)
Net increase	33,286	$308,586	12,310	$126,202

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	966	$8,635	352	$3,801
Shares issued in connection with
reinvestment of distributions	184	1,570	145	1,654
	1,150	10,205	497	5,455
Shares repurchased	(3)	(25)	(2)	(25)
Net increase	1,147	$10,180	495	$5,430

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	133	1,127	133	1,521
	133	1,127	133	1,521
Shares repurchased	—	—	—	—
Net increase	133	$1,127	133	$1,521

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	136	1,157	136	1,552
	136	1,157	136	1,552
Shares repurchased	—	—	—	—
Net increase	136	$1,157	136	$1,552

102 Retirement Advantage Funds

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,361	$12,451	3,172	$33,343
Shares issued in connection with
reinvestment of distributions	565	4,802	139	1,584
	1,926	17,253	3,311	34,927
Shares repurchased	(55)	(508)	(11)	(103)
Net increase	1,871	$16,745	3,300	$34,824

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	142	1,207	140	1,602
	142	1,207	140	1,602
Shares repurchased	—	—	—	—
Net increase	142	$1,207	140	$1,602

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	370,228	$3,382,611	323,402	$3,581,313
Shares issued in connection with
reinvestment of distributions	100,001	851,011	90,101	1,029,855
	470,229	4,233,622	413,503	4,611,168
Shares repurchased	(146,528)	(1,345,063)	(255,415)	(2,756,398)
Net increase	323,701	$2,888,559	158,088	$1,854,770

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,701	$15,932	—	$—
Shares issued in connection with
reinvestment of distributions	142	1,207	140	1,602
	1,843	17,139	140	1,602
Shares repurchased	—	—	—	—
Net increase	1,843	$17,139	140	$1,602

2035 Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	81,758	$752,387	35,578	$361,208
Shares issued in connection with
reinvestment of distributions	6,624	57,561	6,026	67,189
	88,382	809,948	41,604	428,397
Shares repurchased	(949)	(9,028)	(1,722)	(18,171)
Net increase	87,433	$800,920	39,882	$410,226

Retirement Advantage Funds 103

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,860	$17,223
Shares issued in connection with
reinvestment of distributions	127	1,098	129	1,438
	127	1,098	1,989	18,661
Shares repurchased	(1,706)	(15,761)	(194)	(1,894)
Net increase (decrease)	(1,579)	$(14,663)	1,795	$16,767

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	87	758	133	1,480
	87	758	133	1,480
Shares repurchased	—	—	—	—
Net increase	87	$758	133	$1,480

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	89	777	135	1,510
	89	777	135	1,510
Shares repurchased	—	—	—	—
Net increase	89	$777	135	$1,510

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	886	$8,253	3,738	$38,361
Shares issued in connection with
reinvestment of distributions	215	1,872	138	1,541
	1,101	10,125	3,876	39,902
Shares repurchased	(22)	(203)	(2,644)	(27,522)
Net increase	1,079	$9,922	1,232	$12,380

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	94	825	140	1,559
	94	825	140	1,559
Shares repurchased	—	—	—	—
Net increase	94	$825	140	$1,559

104 Retirement Advantage Funds

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	374,371	$3,445,146	643,760	$6,970,069
Shares issued in connection with
reinvestment of distributions	114,769	999,639	155,607	1,736,577
	489,140	4,444,785	799,367	8,706,646
Shares repurchased	(267,791)	(2,542,414)	(482,122)	(5,096,644)
Net increase	221,349	$1,902,371	317,245	$3,610,002

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	158	1,378	233	2,606
	158	1,378	233	2,606
Shares repurchased	—	—	—	—
Net increase	158	$1,378	233	$2,606

2030 Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	53,755	$495,600	45,968	$493,699
Shares issued in connection with
reinvestment of distributions	4,188	36,561	3,264	35,873
	57,943	532,161	49,232	529,572
Shares repurchased	(10,968)	(99,479)	(11,262)	(119,849)
Net increase	46,975	$432,682	37,970	$409,723

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	7,544	$68,204	3,402	$36,073
Shares issued in connection with
reinvestment of distributions	407	3,535	386	4,230
	7,951	71,739	3,788	40,303
Shares repurchased	(1,595)	(14,912)	(3)	(35)
Net increase	6,356	$56,827	3,785	$40,268

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	74	649	112	1,230
	74	649	112	1,230
Shares repurchased	—	—	—	—
Net increase	74	$649	112	$1,230

Retirement Advantage Funds 105

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	77	677	115	1,260
	77	677	115	1,260
Shares repurchased	—	—	—	—
Net increase	77	$677	115	$1,260

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	242	$2,243	9,486	$97,364
Shares issued in connection with
reinvestment of distributions	744	6,516	117	1,289
	986	8,759	9,603	98,653
Shares repurchased	(9,959)	(93,029)	(37)	(343)
Net increase (decrease)	(8,973)	$(84,270)	9,566	$98,310

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	82	722	119	1,306
	82	722	119	1,306
Shares repurchased	—	—	—	—
Net increase	82	$722	119	$1,306

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	374,870	$3,465,763	579,287	$6,374,381
Shares issued in connection with
reinvestment of distributions	94,019	823,602	138,285	1,522,519
	468,889	4,289,365	717,572	7,896,900
Shares repurchased	(259,283)	(2,416,253)	(432,441)	(4,555,281)
Net increase	209,606	$1,873,112	285,131	$3,341,619

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	121	$1,089	142	$1,431
Shares issued in connection with
reinvestment of distributions	96	839	122	1,343
	217	1,928	264	2,774
Shares repurchased	—	—	—	—
Net increase	217	$1,928	264	$2,774

106 Retirement Advantage Funds

2025 Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	13,040	$121,465	70,606	$762,173
Shares issued in connection with
reinvestment of distributions	2,440	22,107	10,916	116,586
	15,480	143,572	81,522	878,759
Shares repurchased	(64,316)	(590,081)	(31,903)	(330,156)
Net increase (decrease)	(48,836)	$(446,509)	49,619	$548,603

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	2,376	$22,389	2,311	$21,684
Shares issued in connection with
reinvestment of distributions	112	1,008	339	3,618
	2,488	23,397	2,650	25,302
Shares repurchased	(3,995)	(37,700)	(797)	(8,150)
Net increase (decrease)	(1,507)	$(14,303)	1,853	$17,152

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	16	152	63	672
	16	152	63	672
Shares repurchased	—	—	—	—
Net increase	16	$152	63	$672

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	19	177	65	699
	19	177	65	699
Shares repurchased	—	—	—	—
Net increase	19	$177	65	$699

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,056	$9,838	20,812	$206,676
Shares issued in connection with
reinvestment of distributions	244	2,212	68	726
	1,300	12,050	20,880	207,402
Shares repurchased	(2,033)	(18,778)	(10,660)	(106,472)
Net increase (decrease)	(733)	$(6,728)	10,220	$100,930

Retirement Advantage Funds 107

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	24	218	69	743
	24	218	69	743
Shares repurchased	—	—	—	—
Net increase	24	$218	69	$743

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	262,299	$2,451,284	585,276	$6,068,898
Shares issued in connection with
reinvestment of distributions	29,873	270,948	74,258	794,555
	292,172	2,722,232	659,534	6,863,453
Shares repurchased	(281,148)	(2,640,048)	(413,568)	(4,217,473)
Net increase	11,024	$82,184	245,966	$2,645,980

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,242	$40,000	—	$—
Shares issued in connection with
reinvestment of distributions	24	218	69	743
	4,266	40,218	69	743
Shares repurchased	—	—	(35)	(396)
Net increase	4,266	$40,218	34	$347

Maturity Fund

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	19,290	$180,654	11,629	$130,360
Shares issued in connection with
reinvestment of distributions	1,361	12,847	2,418	26,067
	20,651	193,501	14,047	156,427
Shares repurchased	(650)	(6,227)	(17,771)	(192,906)
Net increase (decrease)	20,001	$187,274	(3,724)	$(36,479)

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	20	184	42	453
	20	184	42	453
Shares repurchased	—	—	—	—
Net increase	20	$184	42	$453

108 Retirement Advantage Funds

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	22	206	43	457
	22	206	43	457
Shares repurchased	—	—	—	—
Net increase	22	$206	43	$457

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	24	221	42	461
	24	221	42	461
Shares repurchased	—	—	—	—
Net increase	24	$221	42	$461

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	687	$6,532	1,508	$15,055
Shares issued in connection with
reinvestment of distributions	69	648	43	462
	756	7,180	1,551	15,517
Shares repurchased	(24)	(224)	(196)	(1,929)
Net increase	732	$6,956	1,355	$13,588

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	27	253	43	465
	27	253	43	465
Shares repurchased	—	—	—	—
Net increase	27	$253	43	$465

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	384,927	$3,688,014	744,178	$8,007,884
Shares issued in connection with
reinvestment of distributions	35,005	332,147	59,526	644,073
	419,932	4,020,161	803,704	8,651,957
Shares repurchased	(459,822)	(4,433,423)	(505,817)	(5,225,341)
Net increase (decrease)	(39,890)	$(413,262)	297,887	$3,426,616

Retirement Advantage Funds 109

	YEAR ENDED 8/31/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	106	$1,000	1,312	$12,729
Shares issued in connection with
reinvestment of distributions	64	607	43	465
	170	1,607	1,355	13,194
Shares repurchased	—	—	—	—
Net increase	170	$1,607	1,355	$13,194

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2065 Fund class C	1,102	35.85%	$11,307
2065 Fund class R	1,105	100.00	11,418
2065 Fund class R3	1,108	100.00	11,495
2065 Fund class R4	1,114	20.27	11,563
2065 Fund class R5	1,117	100.00	11,618
2065 Fund class R6	1,119	8.26	11,638
2065 Fund class Y	1,117	45.57	11,617
2060 Fund class C	1,210	96.49	12,282
2060 Fund class R	1,215	100.00	12,401
2060 Fund class R3	1,219	100.00	12,492
2060 Fund class R4	1,227	46.30	12,589
2060 Fund class R5	1,230	100.00	12,639
2060 Fund class Y	1,230	70.49	12,644
2055 Fund class C	1,208	81.40	12,116
2055 Fund class R	1,214	100.00	12,246
2055 Fund class R3	1,221	100.00	12,336
2055 Fund class R4	1,228	48.65	12,427
2055 Fund class R5	1,232	100.00	12,480
2055 Fund class Y	1,232	91.60	12,480
2050 Fund class C	1,232	94.26	11,913
2050 Fund class R	1,240	100.00	12,042
2050 Fund class R3	1,247	100.00	12,131
2050 Fund class R4	1,255	29.39	12,211
2050 Fund class R5	1,259	100.00	12,273
2050 Fund class Y	1,259	91.96	12,275
2045 Fund class C	1,214	41.65	11,727
2045 Fund class R	1,223	100.00	11,850
2045 Fund class R3	1,230	100.00	11,937
2045 Fund class R4	1,238	16.27	12,021
2045 Fund class R5	1,241	100.00	12,078
2045 Fund class Y	1,241	12.71	12,075
2040 Fund class C	1,219	44.87	11,556
2040 Fund class R	1,228	100.00	11,668

110 Retirement Advantage Funds

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2040 Fund class R3	1,235	100.00%	$11,753
2040 Fund class R4	1,243	20.26	11,833
2040 Fund class R5	1,246	100.00	11,891
2040 Fund class Y	1,246	42.28	11,887
2035 Fund class C	1,176	100.00	11,223
2035 Fund class R	1,181	100.00	11,338
2035 Fund class R3	1,186	100.00	11,421
2035 Fund class R4	1,194	36.48	11,498
2035 Fund class R5	1,197	100.00	11,555
2035 Fund class Y	1,197	59.88	11,551
2030 Fund class C	1,143	9.25	10,676
2030 Fund class R	1,143	100.00	10,794
2030 Fund class R3	1,150	100.00	10,873
2030 Fund class R4	1,157	74.55	10,957
2030 Fund class R5	1,160	100.00	11,001
2030 Fund class Y	1,160	79.07	10,997
2025 Fund class C	1,043	18.58	9,898
2025 Fund class R	1,046	100.00	9,995
2025 Fund class R3	1,052	100.00	10,069
2025 Fund class R4	1,059	10.13	10,135
2025 Fund class R5	1,062	100.00	10,187
2025 Fund class Y	1,062	20.02	10,185
Maturity Fund class C	1,030	100.00	9,757
Maturity Fund class R	1,033	100.00	9,857
Maturity Fund class R3	1,035	100.00	9,929
Maturity Fund class R4	1,037	33.93	9,997
Maturity Fund class R5	1,039	100.00	10,045
Maturity Fund class Y	1,039	41.66	10,047

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	10.3%, 12.7%, 16.2%
2060 Fund	7.3%, 40.8%
2055 Fund	6.9%, 32.3%
2050 Fund	5.7%, 10.7%, 36.9%
2045 Fund	10.6%, 36.7%
2040 Fund	7.0%, 13.9%, 36.3%
2035 Fund	15.8%, 30.7%
2030 Fund	7.5%, 8.9%, 9.0%, 12.6%, 24.6%
2025 Fund	5.0%, 6.9%, 10.8%, 15.5%, 24.8%
Maturity Fund	5.1%, 5.1%, 5.6%, 6.8%, 12.2%, 29.5%

Retirement Advantage Funds 111

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Dynamic Asset Allocation
Equity Fund Class P	$136,715	$287,858	$29,878	$1,500	$22,657	$(5,618)	$19,644	34,032	$408,721
Putnam Dynamic Asset Allocation
Growth Fund Class P	37,371	75,560	7,569	442	408	(992)	7,933	6,263	112,303
Putnam Short Term Investment Fund
Class G	801	2,364	636	63	—	—	—	2,529	2,529
Totals	$174,887	$365,782	$38,083	$2,005	$23,065	$(6,610)	$27,577		$523,553

2060 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Dynamic Asset Allocation
Equity Fund Class P	$901,989	$1,166,718	$376,172	$11,295	$170,940	$(111,260)	$145,269	143,759	$1,726,544
Putnam Dynamic Asset Allocation
Growth Fund Class P	336,650	505,719	124,406	4,464	4,132	(23,006)	83,645	43,425	778,602
Putnam Short Term Investment Fund
Class G	6,203	10,493	3,772	411	—	—	—	12,924	12,924
Totals	$1,244,842	$1,682,930	$504,350	$16,170	$175,072	$(134,266)	$228,914		$2,518,070

2055 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,634,205	$933,301	$729,975	$17,510	$264,665	$(203,579)	$183,176	151,301	$1,817,128
Putnam Dynamic Asset Allocation
Growth Fund Class P	1,510,651	919,711	542,637	17,878	16,550	(99,704)	276,382	115,137	2,064,403
Putnam Short Term Investment Fund
Class G	16,057	13,853	9,514	786	—	—	—	20,396	20,396
Totals	$3,160,913	$1,866,865	$1,282,126	$36,174	$281,215	$(303,283)	$459,558		$3,901,927

112 Retirement Advantage Funds	Retirement Advantage Funds 113

2050 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,161,035	$630,159	$476,110	$11,709	$176,843	($159,630)	$154,777	109,095	$1,310,231
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,222,512	1,783,365	644,433	37,456	34,673	(66,888)	465,117	265,459	4,759,673
Putnam Short Term Investment Fund
Class G	22,553	25,291	9,631	1,217	—	—	—	38,213	38,213
Totals	$4,406,100	$2,438,815	$1,130,174	$50,382	$211,516	$(226,518)	$619,894		$6,108,117

2045 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$—	$64,535	$5,404	$135	$—	$42	$1,395	4,126	$60,568
Putnam Dynamic Asset Allocation
Equity Fund Class P	404,844	129,373	366,461	2,749	47,503	(111,008)	85,330	11,830	142,078
Putnam Dynamic Asset Allocation
Growth Fund Class P	7,833,046	3,275,726	2,226,933	88,129	81,583	(324,825)	1,162,541	542,083	9,719,555
Putnam Short Term Investment Fund
Class G	132,766	108,373	45,788	7,246	—	—	—	195,351	195,351
Totals	$8,370,656	$3,578,007	$2,644,586	$98,259	$129,086	$(435,791)	$1,249,266		$10,117,552

2040 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$1,631,613	$1,987,495	$420,188	$40,812	$83,553	$(106,742)	$229,861	226,297	$3,322,039
Putnam Dynamic Asset Allocation
Growth Fund Class P	5,341,905	2,749,769	1,818,271	59,557	55,132	(336,736)	942,089	383,645	6,878,756
Putnam Short Term Investment Fund
Class G	204,399	181,623	56,237	11,581	—	—	—	329,785	329,785
Totals	$7,177,917	$4,918,887	$2,294,696	$111,950	$138,685	$(443,478)	$1,171,950		$10,530,580

2035 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$9,234,503	$5,624,973	$2,085,147	$207,397	$433,585	$(408,181)	$890,776	903,059	$13,256,924
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,280,001	838,747	2,163,256	32,199	29,808	(500,589)	722,168	121,421	2,177,071
Putnam Short Term Investment Fund
Class G	497,726	299,661	131,811	26,920	—	—	—	665,576	665,576
Totals	$13,012,230	$6,763,381	$4,380,214	$266,516	$463,393	$(908,770)	$1,612,944		$16,099,571

114 Retirement Advantage Funds	Retirement Advantage Funds 115

2030 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Multi-Asset Income Fund
Class P	$1,129,794	$898,605	$290,887	$24,569	$15,709	$(41,758)	$68,316	181,676	$1,764,070
Putnam Dynamic Asset Allocation
Balanced Fund Class P	7,992,179	2,756,057	3,479,863	144,338	330,987	(952,278)	1,100,916	505,245	7,417,011
Putnam Dynamic Asset Allocation
Conservative Fund Class P	2,564,675	2,843,496	734,866	83,373	120,792	(162,997)	115,741	473,980	4,626,049
Putnam Short Term Investment Fund
Class G	618,441	334,728	157,464	31,171	—	—	—	795,705	795,705
Totals	$12,305,089	$6,832,886	$4,663,080	$283,451	$467,488	$(1,157,033)	$1,284,973		$14,602,835

2025 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Multi-Asset Income Fund
Class P	$4,138,635	$3,637,738	$1,378,432	$88,559	$58,985	$(202,186)	$291,061	668,056	$6,486,816
Putnam Dynamic Asset Allocation
Balanced Fund Class P	1,305,667	294,834	711,517	20,928	53,190	(204,045)	207,259	60,776	892,198
Putnam Dynamic Asset Allocation
Conservative Fund Class P	6,437,088	1,604,907	3,440,268	128,550	270,162	(744,502)	528,243	449,331	4,385,468
Putnam Short Term Investment Fund
Class G	751,875	240,742	234,317	33,670	—	—	—	758,300	758,300
Totals	$12,633,265	$5,778,221	$5,764,534	$271,707	$382,337	$(1,150,733)	$1,026,563		$12,522,782

Maturity Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/23	as of 8/31/23
Putnam Multi-Asset Income Fund
Class P	$11,963,781	$4,025,032	$4,224,389	$196,461	$156,253	$(559,290)	$741,390	1,230,332	$11,946,524
Putnam Short Term Investment Fund
Class G	754,674	316,184	302,634	36,436	—	—	—	768,224	768,224
Totals	$12,718,455	$4,341,216	$4,527,023	$232,897	$156,253	$(559,290)	$741,390		$12,714,748

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

116 Retirement Advantage Funds	Retirement Advantage Funds 117

Note 7: Of special note

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly-owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly-owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. In anticipation of this automatic termination, on June 23, 2023, the Board of Trustees of the Putnam Funds approved a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable), which will be presented to the shareholders of each Putnam Fund for their approval at shareholder meetings currently expected to occur in October 2023. Proxy solicitation materials related to these meetings have been made available to shareholders that held shares of the fund at the close of business on July 24, 2023.

118 Retirement Advantage Funds

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following funds hereby designates the following monies as a capital gain dividend with respect to the taxable year ended August 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Amount
2065 Fund	$25,911
2060 Fund	201,717
2055 Fund	115,137
2050 Fund	175,124
2040 Fund	114,336
2035 Fund	230,709
2030 Fund	139,751
Maturity Fund	21,428

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %
2065 Fund	100.00%
2060 Fund	84.68%
2055 Fund	82.05%
2050 Fund	78.55%
2045 Fund	74.31%
2040 Fund	56.96%
2035 Fund	39.66%
2030 Fund	33.08%
2025 Fund	44.25%
Maturity Fund	88.07%

For the reporting period, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %
2065 Fund	100.00%
2060 Fund	86.49%
2055 Fund	85.24%
2050 Fund	83.24%
2045 Fund	80.08%
2040 Fund	69.33%
2035 Fund	60.48%
2030 Fund	51.35%
2025 Fund	54.53%
Maturity Fund	88.07%

The Form 1099 that will be mailed to you in January 2024 will show the tax status of all distributions paid to your account in calendar 2023.

Retirement Advantage Funds 119

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chair of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Barbara M. Baumann

Born 1955, Trustee since 2010, Vice Chair since 2022

Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Kenneth R. Leibler

Born 1949, Trustee since 2006, Vice Chair from 2016 to 2018, Chair since 2018

Principal occupations during past five years: Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

Jennifer Williams Murphy

Born 1964, Trustee since 2022

Principal occupations during past five years: Chief Executive Officer and Founder of Runa Digital Assets, LLC, an institutional investment advisory firm specializing in active management of digital assets. Until 2021, Chief Operating Officer of Western Asset Management, LLC, a global investment advisor, and Chief Executive Officer and President of Western Asset Mortgage Capital Corporation, a mortgage finance real estate investment trust.

Other directorships: Previously, a Director of Western Asset Capital Corporation.

Marie Pillai

Born 1954, Trustee since 2022

Principal occupations during past five years: Senior Advisor, Hunter Street Partners, LP, an asset-oriented private investment firm; Specialty Leader and Member of the Curriculum Committee of the Center for Board Certified Fiduciaries, a public benefit corporation providing coursework for developing fiduciaries. Until 2019, Vice President, Chief Investment Officer, and Treasurer of General Mills, Inc., a global food company.

Other directorships: Member of the Investment Committee of the Bush Foundation, a nonprofit organization supporting community problem-solving in Minnesota, North Dakota, and South Dakota; Member of the Finance Council and Corporate Board of the Archdiocese of Saint Paul and Minneapolis; previously a Board Member of Catholic Charities of St. Paul and Minneapolis; Director of the Catholic Community Foundation of Minnesota; and Investment Advisory Board Member of the University of Minnesota.

120 Retirement Advantage Funds

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of August 31, 2023, there were 89 mutual funds, 4 closed-end funds, and 12 exchange-traded funds in the Putnam funds complex. Each Trustee serves as Trustee of all funds in the Putnam funds complex.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Retirement Advantage Funds 121

Officers
In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Alan G. McCormack (Born 1964)
Vice President and Chief Compliance Officer	Vice President and Derivatives Risk Manager
Since 2016	Since 2022
Chief Compliance Officer and Chief Risk Officer,	Head of Quantitative Equities and Risk,
Putnam Investments, and Chief Compliance Officer,	Putnam Investments
Putnam Management
Denere P. Poulack (Born 1968)
Michael J. Higgins (Born 1976)	Assistant Vice President, Assistant Clerk,
Vice President, Treasurer, and Clerk	and Assistant Treasurer
Since 2010	Since 2004

Jonathan S. Horwitz (Born 1955)	Janet C. Smith (Born 1965)
Executive Vice President, Principal Executive Officer,	Vice President, Principal Financial Officer, Principal
and Compliance Liaison	Accounting Officer, and Assistant Treasurer
Since 2004	Since 2007
Head of Fund Administration Services,
Richard T. Kircher (Born 1962)	Putnam Investments and Putnam Management
Vice President and BSA Compliance Officer
Since 2019	Stephen J. Tate (Born 1974)
Assistant Director, Operational Compliance, Putnam	Vice President and Chief Legal Officer
Investments and Putnam Retail Management	Since 2021
General Counsel, Putnam Investments,
Martin Lemaire (Born 1984)	Putnam Management, and Putnam Retail Management
Vice President and Derivatives Risk Manager
Since 2022	Mark C. Trenchard (Born 1962)
Risk Manager and Risk Analyst, Putnam Investments	Vice President
Since 2002
Susan G. Malloy (Born 1957)	Director of Operational Compliance, Putnam
Vice President and Assistant Treasurer	Investments and Putnam Retail Management
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

122 Retirement Advantage Funds

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Core Equity Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Core Bond Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Large Cap Growth Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
International Value Fund	Tax-Free High Yield Fund
Large Cap Value Fund
Small Cap Value Fund	State tax-free income funds:‡
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

Retirement Advantage Funds 123

Asset Allocation	Asset Allocation (cont.)
George Putnam Balanced Fund	Retirement Advantage Maturity Fund
Retirement Advantage 2065 Fund
Dynamic Asset Allocation Balanced Fund	Retirement Advantage 2060 Fund
Dynamic Asset Allocation Conservative Fund	Retirement Advantage 2055 Fund
Dynamic Asset Allocation Growth Fund	Retirement Advantage 2050 Fund
Retirement Advantage 2045 Fund
Multi-Asset Income Fund	Retirement Advantage 2040 Fund
Retirement Advantage 2035 Fund
Retirement Advantage 2030 Fund
Retirement Advantage 2025 Fund

Sustainable Retirement Maturity Fund
Sustainable Retirement 2065 Fund
Sustainable Retirement 2060 Fund
Sustainable Retirement 2055 Fund
Sustainable Retirement 2050 Fund
Sustainable Retirement 2045 Fund
Sustainable Retirement 2040 Fund
Sustainable Retirement 2035 Fund
Sustainable Retirement 2030 Fund
Sustainable Retirement 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

124 Retirement Advantage Funds

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President and	Assistant Clerk, and
and Trust Company	Chief Compliance Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Independent Registered		Principal Accounting Officer,
Public Accounting Firm	Jonathan S. Horwitz	and Assistant Treasurer
PricewaterhouseCoopers LLP	Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Retirement Advantage Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In January 2023, the Code of Ethics of Putnam Investments and Code of Ethics of Putnam Funds were amended. The key changes to the Putnam Investments Code of Ethics are as follows: (i) Prohibition on investments in a single stock ETFs and (ii) Revision to the 7-day blackout rule for Analysts. The key change to the Putnam Funds Code of Ethics was that the provisions of the Code of Ethics for employees of PanAgora Asset Management, inc. and any of its subsidiaries are excluded from the Putnam Funds’ Code of Ethics.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Ms. Murphy and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

August 31, 2023	$181,722	$ —	$66,914	$ —
August 31, 2022	$149,513	$ —	$64,698	$ —

For the fiscal years ended August 31, 2023 and August 31, 2022, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $308,657 and $362,981 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

August 31, 2023	$ —	$241,743	$ —	$ —
August 31, 2022	$ —	$298,283	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: October 23, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: October 23, 2023